UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund Semiannual Report July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2016

Eaton Vance

High Yield Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	5.16%	10.46%	8.56%	4.08%
Class A with 4.75% Maximum Sales Charge	—	—	0.13	5.27	7.50	3.57
Class B at NAV	08/07/1995	08/07/1995	4.78	9.66	7.74	3.30
Class B with 5% Maximum Sales Charge	—	—	–0.22	4.66	7.44	3.30
Class C at NAV	06/18/1997	08/07/1995	4.78	9.63	7.75	3.31
Class C with 1% Maximum Sales Charge	—	—	3.78	8.63	7.75	3.31
Class I at NAV	05/09/2007	08/07/1995	5.28	10.73	8.82	4.31
Barclays Municipal Bond Index	—	—	3.16%	6.94%	5.12%	5.01%
Barclays High Yield Long (22+) Municipal Bond Index	—	—	10.62	17.69	9.90	5.56

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.86%	1.61%	1.61%	0.61%
Net			0.81	1.56	1.56	0.56

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.86%	3.10%	3.09%	4.10%
Taxable-Equivalent Distribution Rate			6.82	5.48	5.46	7.24
SEC 30-day Yield			2.09	1.45	1.44	2.43
Taxable-Equivalent SEC 30-day Yield			3.69	2.56	2.54	4.29

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						7.59%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,051.60	$4.44	0.87%
Class B	$1,000.00	$1,047.80	$8.25	1.62%
Class C	$1,000.00	$1,047.80	$8.25	1.62%
Class I	$1,000.00	$1,052.80	$3.16	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.37	0.87%
Class B	$1,000.00	$1,016.80	$8.12	1.62%
Class C	$1,000.00	$1,016.80	$8.12	1.62%
Class I	$1,000.00	$1,021.80	$3.12	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 99.5%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$567	$257,128

		$257,128

Education — 4.0%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,784,540
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,379,978
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,000	11,233,900
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,594,532
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	603,390
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/32	875	1,052,135
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,198,970
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,195,520
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,190,360
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,194,660
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,181,610
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,178,430
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,328,260
University of California, 5.00%, 5/15/38(3)	10,000	12,058,900
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	9,329,218

		$49,504,403

Electric Utilities — 4.4%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,308,707
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	7,315	7,357,939
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	830,003
Indiana Municipal Power Agency, 4.00%, 1/1/42	14,175	15,795,486
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	5,780	5,904,270
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	5,848,725

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	$1,520	$1,685,954
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	236,617
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	9,920	12,010,640
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	520	581,162

		$54,559,503

Escrowed / Prerefunded — 1.6%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(4)	$1,575	$1,595,444
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.875%, 11/15/36(4)	6,000	6,080,100
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,212,195
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,824,475
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	232,619
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	225	245,090
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), Prerefunded to 8/15/16, 5.25%, 8/15/31	5,000	5,010,400

		$19,200,323

General Obligations — 8.4%
California, 5.00%, 12/1/31	$5,000	$6,207,800
California, 5.00%, 9/1/32	14,255	17,533,650
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	807,655
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	900,540
Chicago Board of Education, IL, 7.00%, 12/1/44	10,000	10,603,200
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 5.00%, 6/15/33	2,115	2,670,293
Illinois, 5.00%, 6/1/27	10,000	11,460,300
Illinois, 5.00%, 5/1/35	3,500	3,811,535
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/34	1,700	1,967,546
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/35	1,850	2,135,751

5	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/30	$13,400	$9,178,866
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/30	3,055	3,533,199
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	6,480	7,103,506
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,805,220
Walnut Valley Unified School District, CA, (Election of 2007), 5.00%, 8/1/39	2,750	3,355,220
Washington, 5.25%, 2/1/36(3)	10,000	11,779,100
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,629,150
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,666,169

		$104,148,700

Health Care – Miscellaneous — 0.4%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$535	$536,557
Yavapai County Industrial Development Authority, AZ, (West Yavapai Guidance Clinic), Prerefunded to 12/1/16, 6.25%, 12/1/36	3,860	3,960,900

		$4,497,457

Hospital — 12.7%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,612,566
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 4.00%, 8/1/46	1,745	1,849,124
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	288,983
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	636,202
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	577,170
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,189,450
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,348,580
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,763,190
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,886,435
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,634,690
Dutchess County Local Development Corp., NY, (Health Quest Systems, Inc.), 5.00%, 7/1/46	6,000	7,249,200

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	$6,555	$7,417,572
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33(5)	10,000	10,237,100
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/41(5)	2,000	2,283,380
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	6,340	7,614,720
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	811,665
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,311,546
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,822,844
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	4,264,498
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,403,754
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,485,620
Monroe County Hospital Authority, PA, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,491,846
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	3,045,452
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	4,400	4,796,528
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	8,560	10,367,187
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	4,104,660
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	7,470	8,038,915
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(4)	2,300	2,606,981
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,484,501
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,185,520
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,783,845
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	7,390,938
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,463,419
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,370,506
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,673,255

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	$1,455	$2,033,755
Sullivan County Health, Educational and Facilities Board, TN, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,540,479
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	7,000	8,402,660
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	3,067,620
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,901,825

		$157,438,181

Housing — 1.6%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,464,880
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	841,350
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,390,250
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	355	412,301
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,407,260
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,942,435
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	930,232
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,144,620
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	687,974
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(6)	2,000	1,599,940

		$19,821,242

Industrial Development Revenue — 10.7%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,951,800
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,454,728
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,623,576

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	$770	$804,696
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	7,175	7,517,247
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	485	485,121
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,460,150
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,880	2,189,993
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(4)	2,175	2,220,371
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,998,875
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	1,840	1,844,876
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	385	386,244
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(4)	8,875	9,058,269
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(4)	4,745	4,835,297
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,095,500
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,824,252
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(4)	1,285	1,349,982
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,301,321
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	5,004,563
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	886,054
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,498,130
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	7,080,206
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(4)	5,500	5,607,525
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	5,000	5,384,150
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	14,335,484
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,256,100

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$4,230	$4,909,338

		$133,363,848

Insured – Electric Utilities — 0.5%
Kentucky Municipal Power Agency, (Prairie State Energy Campus), (NPFG), 5.00%, 9/1/32	$4,765	$5,759,884

		$5,759,884

Insured – General Obligations — 2.2%
Detroit, MI, (AGC), 5.00%, 4/1/20	$397	$413,759
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	2,000	2,397,200
Luzerne County, PA, (AGM), 5.00%, 11/15/29	5,000	5,896,750
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,649,282
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,391,236
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,605,760
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,203,456
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	2,163	2,255,655
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	6,260	6,802,429

		$27,615,527

Insured – Industrial Development Revenue — 0.9%
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,517,222
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,507,850

		$11,025,072

Insured – Other Revenue — 1.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,572,631
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,572,350
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,679,000
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,487,571

		$23,311,552

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.4%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$17,879,225

		$17,879,225

Insured – Student Loan — 0.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$3,365	$3,537,591

		$3,537,591

Insured – Transportation — 5.0%
Alameda Corridor Transportation Authority, CA, (AGM), 4.00%, 10/1/37	$500	$554,645
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,500	1,798,425
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	778,882
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,610,702
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,299,250
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	7,922,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,725,052
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,804,602
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	2,093,619
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/36	6,000	6,459,660
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	13,427,800
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,391,857
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,926,512
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,369,147
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,275,240

		$62,437,993

Insured – Water and Sewer — 0.8%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,719,566
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,399,586
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,404,138
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,713,865

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	$2,580	$1,366,962

		$9,604,117

Lease Revenue / Certificates of Participation — 1.3%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(3)	$10,875	$13,394,411
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,934,758

		$16,329,169

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$765	$754,894

		$754,894

Other Revenue — 6.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	$250	$133,070
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,654,026
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,458,117
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	1,150	1,319,913
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,490,943
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	806,988
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	700,427
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	955,150
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,551,750
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	6,025,500
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 4.00%, 1/1/35	2,250	2,464,065
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(3)(8)	10,000	12,065,100
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(4)	14,000	9,642,500
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	360	366,912
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	9,657,225
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	9,369,000

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	$4,765	$5,505,672
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,132,509
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	7,310	7,485,805
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	760,207

		$76,544,879

Senior Living / Life Care — 7.3%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,441,517
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,915	8,870,499
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,630,000
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(4)	1,000	1,112,010
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,370,127
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	477,673
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	773,385
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	591,906
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	540,773
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,074,620
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,086,890
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,163,380
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,917,175
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(4)	1,085	1,098,443
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(4)	1,560	1,572,839
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	551,960
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	852,270
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,676,700
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,291,646

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	$2,500	$2,801,550
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	2,001,091
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	500	596,520
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,186,230
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,468,395
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(7)	3,475	346,492
North Miami, FL, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(7)	7,315	729,379
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	2,540	2,620,035
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	50	61,580
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,465,604
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	8,533,241
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(4)	770	849,017
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,547,560
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,282,861
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,570	5,201,254
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	499,932
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,536,257
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,363,015
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,374,432
Warren County, OH, (Otterbein Homes Obligated Group), 4.00%, 7/1/44	2,000	2,121,940
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,285,549
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	589,055
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(4)(5)	750	810,848
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(4)(5)	1,250	1,340,825
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,588,900

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	$2,380	$2,693,993

		$90,989,368

Special Tax Revenue — 6.1%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$8,145,060
Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	1,110	1,110,566
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,333	5,338,173
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,304,480
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	720,900
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	5,000	5,276,450
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/36	10,000	12,556,000
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,999,526
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	510	510,097
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,330	1,330,253
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/31	5,000	5,795,700
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(3)	10,000	12,109,400
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,220	2,249,371
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,760	2,760,580
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,743,600
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,156,110
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	518,373
South Village Community Development District, FL, 3.50%, 5/1/32	805	800,621
South Village Community Development District, FL, 3.625%, 5/1/35	500	497,285
South Village Community Development District, FL, 3.75%, 5/1/38	1,035	1,023,563
South Village Community Development District, FL, 4.875%, 5/1/35	500	505,800

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
South Village Community Development District, FL, 5.00%, 5/1/38	$100	$101,153
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,253	1,253,489
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	920	916,154
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	37
University Square Community Development District, FL, 5.875%, 5/1/38	1,715	1,736,146

		$75,458,897

Student Loan — 0.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$4,650	$4,998,053
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,942,043

		$7,940,096

Transportation — 19.0%
Central Florida Expressway Authority, 4.00%, 7/1/37	$1,395	$1,567,408
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,318,680
Central Texas Regional Mobility Authority, 5.00%, 1/1/46	4,250	5,031,150
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	684,221
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	8,070	9,596,198
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	5,000	5,992,400
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,716,275
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	3,036,796
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,569,106
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,745,550
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,506,260
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,457,908
Illinois Toll Highway Authority, 5.00%, 1/1/40(3)(8)	15,000	18,060,600
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,563,751
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	692,157
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	285,340

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	$1,150	$613,824
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/36	1,400	1,706,908
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	5,000	5,910,500
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,473,284
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,919,700
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,843,400
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,202,620
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,336,220
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/41	4,325	4,540,601
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	2,885	3,317,635
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	3,460	3,975,159
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/23	3,000	3,628,290
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	552,180
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	6,191,115
North Texas Tollway Authority, 5.50%, 9/1/41(3)	10,000	11,959,800
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,673,309
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	6,143,905
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	365	420,611
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	1,125	1,308,960
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	12,080	13,371,352
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	10,000	11,045,700
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	5,025	5,377,705
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	9,990	10,725,764
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,679,900
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,451,855
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,605,320

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	$3,685	$4,427,859
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,260	5,056,024
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,056,644
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	19,171,674
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,123,888

		$235,635,506

Water and Sewer — 2.1%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,609,465
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,849,930
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,726,103
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,228,907
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,148,840

		$26,563,245

Total Tax-Exempt Municipal Securities — 99.5% (identified cost $1,139,105,782)		$1,234,177,800

Taxable Municipal Securities — 6.7%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$40	$17,923

		$17,923

Electric Utilities — 1.8%
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(9)	$10,617	$14,515,775
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	7,500	8,246,475

		$22,762,250

General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,573,850
Chicago, IL, 7.517%, 1/1/40(9)	11,220	11,976,901
Chicago, IL, 7.75%, 1/1/42	11,035	11,527,603

		$29,078,354

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$12,375,220

		$12,375,220

Insured – General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$988	$967,434
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,406,216

		$8,373,650

Insured – Special Tax Revenue — 0.2%
Industry, CA, Sales Tax Revenue, (AGM), 4.625%, 1/1/34	$2,500	$2,742,950

		$2,742,950

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(9)	$7,375	$8,290,237

		$8,290,237

Total Taxable Municipal Securities — 6.7% (identified cost $76,368,624)		$83,640,584

Total Investments — 106.2% (identified cost $1,215,474,406)		$1,317,818,384

Other Assets, Less Liabilities — (6.2)%		$(76,821,568)

Net Assets — 100.0%		$1,240,996,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.6%
New York	15.1%
Illinois	10.7%
Others, representing less than 10% individually	61.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 13.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.1% of total investments.

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $86,832,876 or 7.0% of the Fund’s net assets.

(5)	When-issued security.
(6)	Security is in default and making only partial interest payments.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,875,700.

(9)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

U.S. 10-Year Treasury Note	175	Short	Sep-16	$(22,655,357)	$(23,283,203)	$(627,846)
U.S. Long Treasury Bond	112	Short	Sep-16	(18,219,320)	(19,537,000)	(1,317,680)

						$(1,945,526)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Investments, at value (identified cost, $1,215,474,406)	$1,317,818,384
Cash	15,131,479
Restricted cash*	700,000
Interest receivable	12,945,611
Receivable for investments sold	9,699,614
Receivable for Fund shares sold	5,980,556
Total assets	$1,362,275,644

Liabilities
Payable for floating rate notes issued	$101,915,000
Payable for when-issued securities	14,506,535
Payable for variation margin on open financial futures contracts	207,266
Payable for Fund shares redeemed	2,839,611
Distributions payable	561,764
Payable to affiliates:
Investment adviser fee	446,096
Distribution and service fees	288,009
Interest expense and fees payable	270,305
Accrued expenses	244,242
Total liabilities	$121,278,828
Net Assets	$1,240,996,816

Sources of Net Assets
Paid-in capital	$1,355,269,167
Accumulated net realized loss	(216,527,674)
Accumulated undistributed net investment income	1,856,871
Net unrealized appreciation	100,398,452
Net Assets	$1,240,996,816

Class A Shares
Net Assets	$446,052,018
Shares Outstanding	48,231,692
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.25
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.71

Class B Shares
Net Assets	$2,858,508
Shares Outstanding	310,122
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.22

Class C Shares
Net Assets	$228,454,936
Shares Outstanding	26,692,724
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.56

Class I Shares
Net Assets	$563,631,354
Shares Outstanding	60,887,524
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2016
Interest	$27,514,407
Total investment income	$27,514,407

Expenses
Investment adviser fee	$2,507,125
Distribution and service fees
Class A	542,708
Class B	15,353
Class C	1,073,457
Trustees’ fees and expenses	31,847
Custodian fee	120,789
Transfer and dividend disbursing agent fees	202,905
Legal and accounting services	57,509
Printing and postage	26,870
Registration fees	64,969
Interest expense and fees	498,140
Miscellaneous	47,013
Total expenses	$5,188,685

Net investment income	$22,325,722

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,760,813
Financial futures contracts	(1,967,627)
Net realized gain	$3,793,186
Change in unrealized appreciation (depreciation) —
Investments	$32,206,517
Financial futures contracts	(531,916)
Net change in unrealized appreciation (depreciation)	$31,674,601

Net realized and unrealized gain	$35,467,787

Net increase in net assets from operations	$57,793,509

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
From operations —
Net investment income	$22,325,722	$42,336,905
Net realized gain (loss) from investment transactions and financial futures contracts	3,793,186	(150,658)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	31,674,601	(6,552,468)
Net increase in net assets from operations	$57,793,509	$35,633,779
Distributions to shareholders —
From net investment income
Class A	$(8,556,772)	$(17,395,213)
Class B	(49,174)	(134,387)
Class C	(3,421,171)	(6,579,436)
Class I	(10,440,293)	(17,893,242)
Total distributions to shareholders	$(22,467,410)	$(42,002,278)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$58,367,681	$93,945,120
Class B	21,268	69,316
Class C	28,510,788	48,583,321
Class I	175,244,278	260,926,699
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,495,891	14,964,128
Class B	40,996	111,223
Class C	2,678,498	4,931,319
Class I	8,853,889	14,592,855
Cost of shares redeemed
Class A	(65,338,218)	(127,289,734)
Class B	(213,298)	(1,120,187)
Class C	(14,950,287)	(44,668,900)
Class I	(102,494,007)	(216,018,730)
Net asset value of shares exchanged
Class A	381,544	1,129,011
Class B	(381,544)	(1,129,011)
Net increase in net assets from Fund share transactions	$98,217,479	$49,026,430

Net increase in net assets	$133,543,578	$42,657,931

Net Assets
At beginning of period	$1,107,453,238	$1,064,795,307
At end of period	$1,240,996,816	$1,107,453,238

Accumulated undistributed net investment income included in net assets
At end of period	$1,856,871	$1,998,559

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Financial Highlights

	Class A
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.970		$9.020	$8.070	$8.830	$8.340	$7.410

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.367	$0.378	$0.432	$0.434	$0.491
Net realized and unrealized gain (loss)	0.281		(0.053)	0.960	(0.766)	0.481	0.894

Total income (loss) from operations	$0.458		$0.314	$1.338	$(0.334)	$0.915	$1.385

Less Distributions
From net investment income	$(0.178)		$(0.364)	$(0.388)	$(0.426)	$(0.425)	$(0.455)

Total distributions	$(0.178)		$(0.364)	$(0.388)	$(0.426)	$(0.425)	$(0.455)

Net asset value — End of period	$9.250		$8.970	$9.020	$8.070	$8.830	$8.340

Total Return(2)	5.16	%(3)	3.64%	16.92%	(3.75)%	11.23%	19.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$446,052		$431,777	$452,135	$325,548	$411,671	$376,496
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.78	%(5)	0.81%	0.83%	0.87%	0.86%	0.93%
Interest and fee expense(6)	0.09	%(5)	0.05%	0.06%	0.10%	0.10%	0.11%
Total expenses(4)	0.87	%(5)	0.86%	0.89%	0.97%	0.96%	1.04%
Net investment income	3.92	%(5)	4.18%	4.41%	5.22%	5.05%	6.35%
Portfolio Turnover	13	%(3)	27%	16%	30%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Financial Highlights — continued

	Class B
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.940		$8.990	$8.040	$8.800	$8.310	$7.390

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.301	$0.318	$0.369	$0.370	$0.433
Net realized and unrealized gain (loss)	0.281		(0.054)	0.955	(0.766)	0.479	0.883

Total income (loss) from operations	$0.424		$0.247	$1.273	$(0.397)	$0.849	$1.316

Less Distributions
From net investment income	$(0.144)		$(0.297)	$(0.323)	$(0.363)	$(0.359)	$(0.396)

Total distributions	$(0.144)		$(0.297)	$(0.323)	$(0.363)	$(0.359)	$(0.396)

Net asset value — End of period	$9.220		$8.940	$8.990	$8.040	$8.800	$8.310

Total Return(2)	4.78	%(3)	2.87%	16.11%	(4.50)%	10.42%	18.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,859		$3,298	$5,436	$7,633	$14,919	$22,973
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.53	%(5)	1.56%	1.58%	1.62%	1.62%	1.68%
Interest and fee expense(6)	0.09	%(5)	0.05%	0.06%	0.10%	0.10%	0.11%
Total expenses(4)	1.62	%(5)	1.61%	1.64%	1.72%	1.72%	1.79%
Net investment income	3.18	%(5)	3.43%	3.74%	4.45%	4.34%	5.64%
Portfolio Turnover	13	%(3)	27%	16%	30%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.300		$8.340	$7.460	$8.170	$7.720	$6.860

Income (Loss) From Operations
Net investment income(1)	$0.132		$0.279	$0.290	$0.342	$0.341	$0.400
Net realized and unrealized gain (loss)	0.261		(0.043)	0.889	(0.715)	0.442	0.827

Total income (loss) from operations	$0.393		$0.236	$1.179	$(0.373)	$0.783	$1.227

Less Distributions
From net investment income	$(0.133)		$(0.276)	$(0.299)	$(0.337)	$(0.333)	$(0.367)

Total distributions	$(0.133)		$(0.276)	$(0.299)	$(0.337)	$(0.333)	$(0.367)

Net asset value — End of period	$8.560		$8.300	$8.340	$7.460	$8.170	$7.720

Total Return(2)	4.78	%(3)	2.95%	16.08%	(4.55)%	10.35%	18.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$228,455		$205,556	$197,655	$129,913	$165,887	$146,788
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.53	%(5)	1.56%	1.58%	1.62%	1.61%	1.68%
Interest and fee expense(6)	0.09	%(5)	0.05%	0.06%	0.10%	0.10%	0.11%
Total expenses(4)	1.62	%(5)	1.61%	1.64%	1.72%	1.71%	1.79%
Net investment income	3.16	%(5)	3.43%	3.65%	4.47%	4.30%	5.60%
Portfolio Turnover	13	%(3)	27%	16%	30%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.980		$9.020	$8.070	$8.840	$8.350	$7.420

Income (Loss) From Operations
Net investment income(1)	$0.188		$0.388	$0.397	$0.453	$0.455	$0.504
Net realized and unrealized gain (loss)	0.282		(0.041)	0.963	(0.776)	0.482	0.900

Total income (loss) from operations	$0.470		$0.347	$1.360	$(0.323)	$0.937	$1.404

Less Distributions
From net investment income	$(0.190)		$(0.387)	$(0.410)	$(0.447)	$(0.447)	$(0.474)

Total distributions	$(0.190)		$(0.387)	$(0.410)	$(0.447)	$(0.447)	$(0.474)

Net asset value — End of period	$9.260		$8.980	$9.020	$8.070	$8.840	$8.350

Total Return(2)	5.28	%(3)	4.02%	17.21%	(3.61)%	11.50%	19.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$563,631		$466,822	$409,570	$140,885	$161,066	$124,627
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.56%	0.58%	0.62%	0.61%	0.68%
Interest and fee expense(6)	0.09	%(5)	0.05%	0.06%	0.10%	0.10%	0.11%
Total expenses(4)	0.62	%(5)	0.61%	0.64%	0.72%	0.71%	0.79%
Net investment income	4.15	%(5)	4.42%	4.60%	5.48%	5.29%	6.49%
Portfolio Turnover	13	%(3)	27%	16%	30%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

20	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

21

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2016. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2016, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $101,915,000 and $166,726,813, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2016 was 0.47% to 0.52%. For the six months ended July 31, 2016, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $101,358,681 and 0.99%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2016.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were restructured to comply with the Volcker Rule and all residual interest bonds held by the Fund at July 31, 2016 are Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $174,554,118 and deferred capital losses of $48,674,821 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on January 31, 2017 ($49,195,524), January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at January 31, 2016, $8,737,179 are short-term and $39,937,642 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,112,605,920

Gross unrealized appreciation	$125,454,838
Gross unrealized depreciation	(22,157,374)

Net unrealized appreciation	$103,297,464

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%
$500 million but less than $750 million	0.2925	2.9250
$750 million but less than $1 billion	0.2700	2.9250
$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2016, the investment adviser fee amounted to $2,507,125 or 0.44% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2016, EVM earned $4,862 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $63,318 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2016 amounted to $542,708 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2016, the Fund paid or accrued to EVD $11,515 and $805,093 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2016 amounted to $3,838 and $268,364 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended July 31, 2016, the Fund was informed that EVD received approximately $4,000 and $9,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $275,881,198 and $165,407,529, respectively, for the six months ended July 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	6,429,526	10,658,258
Issued to shareholders electing to receive payments of distributions in Fund shares	823,652	1,701,171
Redemptions	(7,205,118)	(14,493,566)
Exchange from Class B shares	42,122	128,185

Net increase (decrease)	90,182	(2,005,952)

Class B	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	2,394	7,861
Issued to shareholders electing to receive payments of distributions in Fund shares	4,523	12,688
Redemptions	(23,500)	(127,876)
Exchange to Class A shares	(42,261)	(128,608)

Net decrease	(58,844)	(235,935)

Class C	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	3,389,620	5,969,346
Issued to shareholders electing to receive payments of distributions in Fund shares	317,898	605,754
Redemptions	(1,779,814)	(5,498,825)

Net increase	1,927,704	1,076,275

Class I	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	19,291,367	29,588,455
Issued to shareholders electing to receive payments of distributions in Fund shares	971,372	1,656,729
Redemptions	(11,376,800)	(24,626,345)

Net increase	8,885,939	6,618,839

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2016.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2016 is included in the Portfolio of Investments. At July 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(1,945,526	)(1)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$(1,967,627	)(1)	$(531,916	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts (short) outstanding during the six months ended July 31, 2016, which is indicative of the volume of this derivative type, was approximately $40,910,000.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,234,177,800	$—	$1,234,177,800
Taxable Municipal Securities	—	83,640,584	—	83,640,584

Total Investments	$—	$1,317,818,384	$—	$1,317,818,384

Liability Description

Futures Contracts	$(1,945,526)	$—	$—	$(1,945,526)

Total	$(1,945,526)	$—	$—	$(1,945,526)

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

30

Eaton Vance

High Yield Municipal Income Fund

July 31, 2016

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706 7.31.16

Eaton Vance

TABS Municipal Bond Funds

Semiannual Report

July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2016

Eaton Vance

TABS Municipal Bond Funds

Performance and Fund Profile

TABS Short-Term Municipal Bond Fund	2
TABS Intermediate-Term Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	35

Officers and Trustees	38

Important Notices	39

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2016

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	1.08%	3.12%	1.98%	3.43%
Class A with 2.25% Maximum Sales Charge	—	—	–1.22	0.83	1.52	3.20
Class C at NAV	03/27/2009	12/31/1998	0.71	2.35	1.21	2.87
Class C with 1% Maximum Sales Charge	—	—	–0.29	1.35	1.21	2.87
Class I at NAV	03/27/2009	12/31/1998	1.21	3.38	2.22	3.62
Barclays 5 Year Municipal Bond Index	—	—	1.54%	4.04%	2.92%	4.29%
Barclays Municipal Managed Money 1–7 Year Bond Index	—	—	1.27	3.46	2.35	—

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/27/2009	12/31/1998	0.60%	1.37%	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.12	1.39	—
Class C After Taxes on Distributions		03/27/2009	12/31/1998	1.12	1.05	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	1.10	1.00	—
Class I After Taxes on Distributions		03/27/2009	12/31/1998	3.14	2.06	—
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	2.68	1.99	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.89%	1.65%	0.64%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.07%	0.33%	1.32%
SEC 30-day Yield				0.06	–0.67	0.30

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2016

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	2.90%	7.38%	4.88%	5.53%
Class A with 2.25% Maximum Sales Charge	—	—	0.55	4.93	4.40	5.16
Class C at NAV	02/01/2010	02/01/2010	2.52	6.58	4.09	4.76
Class C with 1% Maximum Sales Charge	—	—	1.52	5.58	4.09	4.76
Class I at NAV	02/01/2010	02/01/2010	3.11	7.73	5.15	5.82
Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	2.63%	6.85%	4.43%	4.54%
Barclays 7 Year Municipal Bond Index	—	—	2.02	5.90	4.16	4.56

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	4.93%	4.25%	5.03%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	3.50	3.68	4.31
Class C After Taxes on Distributions		02/01/2010	02/01/2010	5.58	3.93	4.63
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.55	3.26	3.82
Class I After Taxes on Distributions		02/01/2010	02/01/2010	7.73	5.00	5.68
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	5.22	4.33	4.90

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.99%	1.74%	0.74%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.51%	0.76%	1.76%
SEC 30-day Yield				0.58	–0.14	0.84

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4–6 years. Barclays Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Barclays Municipal Managed Money Bond Index. The Barclays Municipal Managed Money 1–7 Year Bond Index commenced on January 30, 2009; accordingly the Ten Year return is not available. Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Barclays Municipal Managed Money Bond Index. Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6–8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

For the TABS Short-Term Municipal Bond Fund, performance prior to the inception date of each share class is that of a private investment partnership (the Predecessor Account). Performance shown prior to the inception of the share class is adjusted for any applicable sales charge, but not adjusted for expense differences between the Predecessor Account and each share class. If adjusted for such differences, the performance would be different. The Predecessor Account was not a mutual fund registered under the Investment Company Act of 1940, as amended (the 1940 Act) or a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected. Performance presented in the Financial Highlights included in the financial statements is not linked.
After-Tax Returns are not shown for the Ten Year period because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement for TABS Intermediate-Term Municipal Bond Fund that continues through 5/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.80	$4.45	0.89%
Class C	$1,000.00	$1,007.10	$8.23	1.65%
Class I	$1,000.00	$1,012.10	$3.20	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.47	0.89%
Class C	$1,000.00	$1,016.70	$8.27	1.65%
Class I	$1,000.00	$1,021.70	$3.22	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

5

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Fund Expenses — continued

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.00	$4.54	**	0.90%
Class C	$1,000.00	$1,025.20	$8.31	**	1.65%
Class I	$1,000.00	$1,031.10	$3.28	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.52	**	0.90%
Class C	$1,000.00	$1,016.70	$8.27	**	1.65%
Class I	$1,000.00	$1,021.60	$3.27	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 92.5%

Security	Principal Amount (000’s omitted)	Value

Education — 8.1%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	$14,425	$15,641,893
North Penn School District, PA, 5.00%, 3/1/21	3,010	3,283,187
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/21	480	569,338
University of Minnesota, 5.00%, 8/1/21	1,350	1,613,493
University of Texas, 5.00%, 8/15/23	4,775	5,465,465
University of Vermont and State Agricultural College, 5.00%, 10/1/23	415	518,609
University of Vermont and State Agricultural College, 5.00%, 10/1/24	480	610,013
University of Virginia, 2.00%, 8/1/21	350	370,387
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,171,090
Virginia College Building Authority, 3.00%, 9/1/26	11,500	12,888,050
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	1,893,105

		$44,024,630

Electric Utilities — 3.2%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	$120	$128,154
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,807,150
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/22	3,000	3,608,940
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,440,885
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,193,520
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,191,400

		$17,370,049

Escrowed / Prerefunded — 2.6%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$2,015,548
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	2,088,646
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	558,745
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	280	315,241
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/22	525	546,583
Richmond County Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	1,090	1,020,196
Texas, (Texas Public Finance Authority), Prerefunded to 10/1/17, 5.00%, 10/1/20	1,000	1,052,950

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Washington, Prerefunded to 7/1/18, 5.00%, 7/1/22	$5,000	$5,420,300
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Escrowed to Maturity, 5.00%, 8/15/18	1,190	1,296,422

		$14,314,631

General Obligations — 52.6%
Alabama, 5.00%, 8/1/20	$3,530	$4,122,652
Allen Independent School District, TX, (PSF Guaranteed), 2.00%, 2/15/18	2,140	2,187,401
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,888,255
Atlanta, GA, 5.00%, 12/1/20	5,000	5,885,150
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	2,000	2,164,640
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	4,245	4,592,199
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,211,243
Brown County, WI, 4.00%, 11/1/21	620	698,306
California, 5.00%, 8/1/21	500	600,020
California, 5.00%, 9/1/21	5,000	6,012,700
Cary, NC, 5.00%, 6/1/18	195	211,060
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/18	300	297,087
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	139,041
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,209,540
College Station, TX, 5.00%, 2/15/24	1,000	1,171,630
Comal County, TX, 4.00%, 2/1/18	1,200	1,259,112
Crandall Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/16	300	299,943
Dallas Independent School District, TX, (PSF Guaranteed), 5.50%, 2/15/18	240	258,535
Denton County, TX, 5.00%, 7/15/24	1,000	1,156,100
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,600	2,383,836
Denver City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	250	284,317
Denver City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	310	351,252
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	149,127
El Camino Community College District, CA, 0.00%, 8/1/18	2,280	2,243,338
El Dorado Union High School District, CA, 0.00%, 8/1/18	110	107,136
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	41,238
El Monte Union High School District, CA, 5.00%, 6/1/20	1,000	1,156,980
Fairfax County, VA, 4.00%, 4/1/23	500	555,190
Fitchburg, MA, 4.00%, 12/1/16	570	576,487

7	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	$5,000	$5,967,600
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,476,220
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/20	400	425,748
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/22	525	558,794
Forney Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/24	500	536,395
Frisco, TX, 4.00%, 2/15/19	155	168,062
Garland Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	300	300,633
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	500	564,110
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,431,411
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,530,494
Gull Lake Community Schools, MI, 5.00%, 5/1/20	465	532,644
Hartford County Metropolitan District, CT, 5.00%, 7/15/18	4,250	4,624,170
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/19	540	527,348
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,260	1,192,275
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	825	765,295
Illinois, 5.00%, 1/1/18	350	367,321
Illinois, 5.00%, 5/1/21	100	111,014
Illinois, 5.00%, 6/1/21	1,620	1,800,841
Illinois, 5.00%, 3/1/25	2,730	3,006,085
Illinois, 5.50%, 7/1/27	1,500	1,713,660
Irving Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/17	420	428,131
Katy Independent School District, TX, (PSF Guaranteed), 0.87%, Variable to 8/15/19 (Put Date), 8/15/36(1)	6,810	6,788,412
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,814,290
Leander Independent School District, TX, 0.00%, 8/15/17	1,240	1,230,762
Leander Independent School District, TX, 0.00%, 8/15/18	2,590	2,531,285
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,000	1,853,840
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,836,710
Leander Independent School District, TX, Series 2015B, 0.00%, 8/15/20	505	477,513
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/26	5,000	5,978,950
Maryland, 5.00%, 3/1/19	5,465	6,089,267

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Maryland, 5.00%, 3/1/22	$5,000	$6,106,400
Massachusetts, 3.00%, 12/1/24	5,165	5,445,563
Massachusetts, 5.00%, 7/1/23	9,000	11,261,880
Massachusetts, 5.25%, 8/1/21	5,100	6,186,198
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,446,126
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,706,204
Minnesota, 4.00%, 8/1/16	1,750	1,750,350
Minnesota, 4.00%, 8/1/19	3,000	3,303,510
Minnesota, 5.00%, 6/1/18	1,000	1,081,970
Minnesota, 5.00%, 8/1/18	90	98,024
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,108,370
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	5,892,100
Morris County, NJ, 5.00%, 2/15/17	1,650	1,690,359
Morris County, NJ, 5.00%, 2/15/19	1,720	1,910,008
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	838,602
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	786,663
New Hanover County, NC, 5.00%, 12/1/18	430	474,668
New York, NY, 5.00%, 8/1/22	2,810	3,432,415
Northwest Independent School District, TX, (PSF Guaranteed), 2.00%, 2/15/19	1,935	1,998,584
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,255,188
Ohio, 5.00%, 9/15/20	1,000	1,172,050
Ohio, 5.00%, 8/1/23	9,365	11,736,218
Osseo Independent School District No. 279, MN, 4.00%, 2/1/20	450	479,025
Pennsylvania, 5.00%, 2/15/17	2,500	2,561,400
Peralta Community College District, CA, 5.00%, 8/1/23	140	175,895
Pima County, AZ, 4.00%, 7/1/18	2,400	2,554,272
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/18	2,500	2,670,550
Reedy Creek Improvement District, FL, 5.00%, 6/1/20	1,000	1,156,470
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	3,440	3,219,255
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40(2)	5,000	5,001,450
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,415	1,223,833
San Diego Community College District, CA, 0.00%, 8/1/18	285	279,021
Snohomish County Everett School District No. 2, WA, 5.00%, 12/1/20	1,000	1,174,690
Somerset County, NJ, 2.00%, 7/15/19	1,525	1,583,240
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/18	1,875	1,999,781

8	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	$1,000	$1,221,830
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	550	632,005
Suffolk, VA, 4.00%, 8/1/18	500	534,620
Tennessee, 3.00%, 10/1/26	1,000	1,077,160
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/20	50	50,905
Tucson, AZ, 3.00%, 7/1/21	1,000	1,094,810
Tucson, AZ, 3.00%, 7/1/22	2,675	2,940,654
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,458,182
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,719,302
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,130,400
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	703,940
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	852,399
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,773,758
Wake County, NC, 5.00%, 3/1/23	2,120	2,353,391
Washington, 5.00%, 8/1/22	5,315	6,511,566
Washington County, TN, 4.00%, 6/1/24	2,295	2,737,292
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,608,750
Wink-Loving Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/18	500	501,435
Wink-Loving Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/19	815	817,339
Wisconsin, 5.00%, 11/1/20	1,000	1,176,590
Wisconsin, 5.00%, 5/1/21	1,805	2,150,008
Wisconsin, 5.00%, 11/1/22(2)	8,000	9,853,600
Zeeland Public Schools, MI, 5.00%, 5/1/21	1,290	1,513,750

		$285,016,813

Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$91,482

		$91,482

Hospital — 9.1%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$952,528
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,445,361
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	445	511,719
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,557,950

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	$6,395	$7,348,303
Indiana Finance Authority, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,326,737
Maine Health and Higher Educational Facilities Authority, 5.00%, 7/1/22	1,000	1,203,930
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	494,100
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,627,931
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,268,922
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	857,722
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	650,969
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,783,550
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	841,192
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,413,475
Tarrant County Hospital District, TX, 5.00%, 8/15/20	1,655	1,897,011
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	379,775
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,837,177
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,194,870
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,513,627
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,384,447
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,098,597
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	443,860
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,290,291

		$49,324,044

Housing — 0.6%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$305	$323,971
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,659
Virginia Housing Development Authority, 1.10%, 4/1/17	1,100	1,105,269
Virginia Housing Development Authority, 1.60%, 7/1/17	460	464,094

9	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Virginia Housing Development Authority, 1.90%, 10/1/18	$1,000	$1,026,800
Virginia Housing Development Authority, 2.05%, 7/1/18	230	236,185

		$3,286,978

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$895,480

		$895,480

Insured – Electric Utilities — 0.8%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,585,893

		$4,585,893

Insured – Escrowed / Prerefunded — 0.6%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,313,600
Greenville, NC, Utilities Commission, (AGM), Prerefunded to 11/1/18, 5.00%, 11/1/22	1,060	1,164,951

		$3,478,551

Insured – General Obligations — 0.3%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$106,950
New Britain, CT, (BAM), 5.00%, 3/1/21	500	583,455
Washington, (NPFG), 0.00%, 6/1/21	620	582,199
Washington, (XLCA), 0.00%, 12/1/16	200	199,670

		$1,472,274

Insured – Hospital — 0.1%
Carbon County Hospital Authority, PA, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	$535	$556,165

		$556,165

Insured – Special Tax Revenue — 0.3%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,624,128

		$1,624,128

Lease Revenue / Certificates of Participation — 2.3%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/23	$1,000	$1,169,260
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,584,421
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,709,553

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	$610	$704,483
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,512,366
Orange County, FL, School Board, 5.00%, 8/1/17	540	564,257
Orange County, FL, School Board, 5.00%, 8/1/18	675	734,332
Orange County, FL, School Board, 5.00%, 8/1/19	750	846,547
Volusia County, FL, School Board, 5.00%, 8/1/21	325	386,708

		$12,211,927

Other Revenue — 1.0%
Kansas Development Finance Authority, 5.00%, 11/1/26	$1,990	$2,239,645
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	2,965	3,027,710

		$5,267,355

Special Tax Revenue — 3.1%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,051,406
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/20	200	231,820
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013D, 5.00%, 3/15/21	5,745	6,827,473
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013E, 5.00%, 3/15/21	5,000	5,942,100
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,516,820
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	151,064
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,291,936

		$17,012,619

Transportation — 6.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47	$2,500	$2,524,325
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,832,375
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,171,660
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	3,056,750
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	1,450	1,704,954
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/22	2,840	3,407,460
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,652,579
North Texas Tollway Authority, 1.07%, Variable to 1/1/20 (Put Date), 1/1/38(1)	2,500	2,507,375

10	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Ohio Turnpike Commission, 5.00%, 2/15/20	$1,165	$1,330,605
Texas Transportation Commission, 5.00%, 10/1/21	10,000	12,050,500

		$34,238,583

Water and Sewer — 1.3%
California Department of Water Resources, 5.00%, 12/1/24	$35	$37,884
Gwinnett County Water and Sewer Authority, GA, 4.00%, 8/1/16	500	500,100
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	220	246,873
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,143,900
Jasper Water Works and Sewer Board, Inc., AL, 5.00%, 6/1/22	600	701,688
Little Rock, AR, Sewer Revenue, 4.00%, 10/1/21	925	1,058,237
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/16	2,000	2,000,520
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,167,217
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	197,648

		$7,054,067

Total Tax-Exempt Municipal Securities — 92.5% (identified cost $483,046,051)		$501,825,669

Taxable Municipal Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value

Education — 1.1%
University of Colorado, 2.569%, 6/1/23	$2,700	$2,829,627
University of North Carolina at Chapel Hill, 1.998%, 12/1/22	3,000	3,059,790
Virginia Public School Authority, 4.167%, 8/1/18	225	239,020

		$6,128,437

Electric Utilities — 0.2%
Municipal Electric Authority of Georgia, 4.43%, 1/1/22	$1,000	$1,132,510

		$1,132,510

Escrowed / Prerefunded — 0.3%
Pennsylvania Turnpike Commission, Escrowed to Maturity, 2.609%, 12/1/21	$1,500	$1,587,000

		$1,587,000

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.8%
Georgia, 2.78%, 2/1/23	$3,965	$4,171,101

		$4,171,101

Special Tax Revenue — 1.5%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.67%, 8/1/21	$3,000	$3,164,970
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	2,000	2,185,660
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	1,025,068
Successor Agency to San Diego Redevelopment Agency, CA, 2.875%, 9/1/21	800	818,088
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	624,570
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	471,645

		$8,290,001

Total Taxable Municipal Securities — 3.9% (identified cost $20,636,403)		$21,309,049

Corporate Bonds & Notes — 0.4%

Security	Principal Amount (000’s omitted)	Value

Education — 0.4%
Princeton University, 1.845%, 7/1/21	$2,000	$2,038,220

Total Corporate Bonds & Notes — 0.4% (identified cost $2,000,000)		$2,038,220

Total Investments — 96.8% (identified cost $505,682,454)		$525,172,938

Other Assets, Less Liabilities — 3.2%		$17,198,908

Net Assets — 100.0%		$542,371,846

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.7%
Others, representing less than 10% individually	80.1%

11	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.04% to 1.2% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

12	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 93.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,392,640
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/22	120	136,805

		$1,529,445

Education — 3.6%
Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/23	$500	$608,600
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	300	370,995
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/32	1,250	1,536,662
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/28	250	309,573
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/32	145	177,031
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/26	300	385,644
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/25	1,855	2,375,494
Nevada System of Higher Education, 5.00%, 7/1/23	500	620,410
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	690	815,580
New Jersey Educational Facilities Authority, (Princeton University), 2014 Series A, 5.00%, 7/1/26	5,000	6,381,950
New Jersey Educational Facilities Authority, (Princeton University), 2015 Series A, 5.00%, 7/1/26	800	1,042,728
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/27	505	664,636
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	275,733
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,516,692
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	541,275
University of Vermont and State Agricultural College, 5.00%, 10/1/27	700	903,399
Western Michigan University, 5.00%, 11/15/24	500	634,660

		$19,161,062

Electric Utilities — 4.0%
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	$170	$203,607
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	607,095
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,169,860

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Nebraska Public Power District, 5.00%, 1/1/21	$1,405	$1,647,503
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,821,442
Omaha Public Power District, NE, 5.00%, 2/1/29	810	966,281
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,849,143
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,102,330
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	3,000	3,703,080
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	3,475	4,259,099
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	3,325	4,036,450

		$21,365,890

Escrowed / Prerefunded — 5.0%
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	$2,500	$2,649,450
Connecticut, Prerefunded to 12/1/16, 5.00%, 12/1/20	50	50,778
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	13,390	13,241,639
Forsan Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/18, 5.00%, 2/15/31	1,460	1,559,835
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	630,482
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	1,765	1,981,212
University of Colorado, Enterprise Revenue, Prerefunded to 6/1/21, 5.00%, 6/1/26	315	376,756
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	20,041
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,249,240
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,559,340

		$26,318,773

General Obligations — 32.6%
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/26	$1,000	$802,180
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/28	1,135	837,732
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/29	2,300	1,625,824
Addison, TX, 5.00%, 2/15/24	360	439,175
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/25	130	143,428
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/26	325	357,042

13	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, Series C, 5.00%, 9/1/27	$1,000	$1,267,810
Anchorage, AK, Series D, 5.00%, 9/1/27	1,130	1,432,625
Anchorage, AK, 5.00%, 9/1/28	1,835	2,317,073
Arkansas, 4.00%, 6/1/28	500	585,390
Auburn, AL, 5.00%, 12/1/28	135	168,029
Bethel, CT, 4.00%, 11/15/28	300	344,010
Beverly Hills Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	165	189,725
Bloomfield, CT, 4.00%, 10/15/20	90	101,536
California, 4.00%, 9/1/31	1,000	1,168,950
California, 5.00%, 12/1/21	5,000	6,049,650
Cambridge, MA, 4.00%, 1/1/28	540	642,200
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/23	195	168,306
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/24	160	133,022
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,040,980
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	2,096,257
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,964,750
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,263,960
Decatur, IL, 5.00%, 3/1/23	1,030	1,217,903
Dublin, OH, 4.00%, 12/1/28	750	902,910
Dublin, OH, 4.00%, 12/1/31	1,505	1,786,992
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,543,505
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/33	125	68,811
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/35	275	137,371
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,743,281
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	842,830
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	2,155,051
Glendale Unified School District, CA, 0.00%, 9/1/30	5,480	3,386,859
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,495,882
Groton, CT, 4.00%, 7/15/19	50	54,887
Guilford County, NC, 4.00%, 2/1/29	2,500	2,992,200
Guilford County, NC, 5.00%, 2/1/28	1,775	2,304,589
Harlandale Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	535	617,855
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,138,170
Hopewell Township, NJ, 5.00%, 10/1/26	450	577,179
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,183,650

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.50%, 7/1/26	$4,000	$4,583,120
Illinois, 5.50%, 7/1/27	2,735	3,124,573
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/24	1,900	2,313,269
Lakeland, FL, 5.00%, 10/1/31	2,085	2,508,880
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,369,950
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	956,709
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	877,740
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,975,020
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,848,589
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,022,035
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	876,645
Lubbock, TX, 5.00%, 2/15/24	2,000	2,348,120
Lynchburg, VA, 3.00%, 12/1/16	250	252,258
Macomb County, MI, 4.00%, 5/1/24	1,000	1,173,060
Mecklenburg County, NC, 5.00%, 3/1/19	50	55,712
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	225	261,023
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,797,538
Neshaminy School District, PA, 4.00%, 11/1/26	850	968,150
New Braunfels Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/26	120	132,743
New York, 5.00%, 2/15/20	1,210	1,396,328
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,136,680
North Charleston, SC, Sewer District, 4.00%, 1/1/23	610	686,427
North East Independent School District, TX, (PSF Guaranteed), 1.42% to 8/1/21 (Put Date), 8/1/40(1)	3,000	3,000,780
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,228,310
Northside Independent School District, TX, (PSF Guaranteed), 1.75% to 6/1/22 (Put Date), 6/1/32	5,000	5,004,050
Northwest Local School District Board of Education, OH, 5.00%, 12/1/29	150	183,801
Olentangy Local School District, OH, 4.00%, 12/1/29	1,220	1,439,502
Onslow County, NC, 5.00%, 6/1/30	550	680,543
Oregon, 5.00%, 5/1/35	1,000	1,263,650
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	305,280
Prince William County, VA, 4.00%, 8/1/29	1,695	1,996,286
Richardson, TX, 5.00%, 2/15/20	50	57,401
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	2,190	1,910,206

14	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40(1)	$5,000	$5,001,450
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,409,728
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,765	1,559,501
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,567,876
San Francisco Bay Area Rapid Transit District, CA, 5.00%, 8/1/32	2,000	2,529,880
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/32	300	344,955
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/33	450	515,057
South Texas Community College District, 5.00%, 8/15/23	1,560	1,939,954
Steamboat Springs School District No. RE-2, CO, 4.00%, 12/1/26	1,000	1,205,150
Tatum Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	515	568,874
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/30	100	124,323
Tennessee, 5.00%, 8/1/25(1)	2,850	3,737,604
Tennessee, 5.00%, 8/1/29(1)	5,000	6,543,050
Tennessee, 5.00%, 9/1/29	2,000	2,531,900
Texas, 5.00%, 4/1/21	3,000	3,576,720
Texas, (Texas Water Development Board), 2.00% to 8/1/19 (Put Date), 8/1/25	3,000	3,037,680
Vermont, 5.00%, 8/15/23	860	1,028,311
Vista Unified School District, CA, 5.00%, 8/1/27	1,280	1,646,950
Washington, 5.00%, 8/1/23	5,000	6,243,200
Washington, 5.00%, 7/1/24	850	985,074
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/27	1,125	882,923
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	920	692,548
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,500	2,614,545
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,513,347
Zeeland Public Schools, MI, 5.00%, 5/1/23	1,200	1,459,980
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,237,450

		$172,521,987

Hospital — 9.6%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$826,168
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	901,178

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	$2,660	$3,226,740
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,208,580
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,160,532
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/27	335	425,996
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,829,077
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	6,089,879
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,081,740
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 0.863%, Variable to 5/15/18 (Put Date), 5/15/48(2)	7,745	7,736,558
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	992,648
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,719,845
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/34	5,000	6,221,600
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,126,570
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	635,275
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	550	701,475
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,174,980
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	292,829
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	315	389,636
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	948,702
Monroe County Industrial Development Corp., NY, (Highland Hospital of Rochester), 5.00%, 7/1/25	60	75,761
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	60,295
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	2,055	2,501,140
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	1,390	1,727,645
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,233,890
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	644,951

15	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	$600	$737,328
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,745,730
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,189,170

		$50,605,918

Housing — 0.3%
Alaska Housing Finance Corp., 5.00%, 6/1/32	$1,000	$1,221,950
Virginia Housing Development Authority, 2.45%, 7/1/19	500	522,300

		$1,744,250

Insured – Escrowed / Prerefunded — 2.6%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,313,600
King County, WA, Sewer Revenue, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	860	876,426
King County, WA, Sewer Revenue, (BHAC), Prerefunded to 1/1/18, 5.25%, 1/1/48	10,000	10,670,100
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	28,081

		$13,888,207

Insured – General Obligations — 1.5%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$4,000	$2,044,760
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/32	1,000	586,110
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/33	1,500	837,690
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,300,030
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,304,787
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	946,990

		$8,020,367

Insured – Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,690,308

		$1,690,308

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,373,880

		$2,373,880

Lease Revenue / Certificates of Participation — 3.5%
Charlotte, NC, Certificates of Participation, 5.00%, 12/1/20	$4,510	$5,285,224
Cincinnati City School District, OH, 5.00%, 12/15/29	1,585	1,916,313
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/25	250	318,890
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/27	300	378,228
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/28	240	300,005
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/29	170	211,332
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	750	860,265
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	905,887
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/28	250	320,703
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/30	210	267,238
Orange County, FL, School Board, 5.00%, 8/1/17	500	522,460
Orange County, FL, School Board, 5.00%, 8/1/18	500	543,950
Orange County, FL, School Board, 5.00%, 8/1/34	2,650	3,251,682
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,247,590
South Dakota Building Authority, 5.00%, 6/1/27	500	619,230
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,815,270

		$18,764,267

Other Revenue — 3.1%
Bergen County Improvement Authority, NJ, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$340,745
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.68%, Variable to 4/2/18 (Put Date), 10/1/47(2)	9,500	9,446,800
Camden County Improvement Authority, NJ, 5.00%, 1/15/25	425	534,973
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,195,330
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	375	472,309
Pitt County, NC, 5.00%, 4/1/21(1)	500	569,825
Pitt County, NC, 5.00%, 4/1/23(1)	750	887,662
Pitt County, NC, 5.00%, 4/1/24(1)	410	492,894
Pitt County, NC, 5.00%, 4/1/25(1)	550	669,504
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	1,605	1,609,751

		$16,219,793

16	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Public Power / Electric Utilities — 0.3%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$1,390	$1,732,996

		$1,732,996

Senior Living / Life Care — 0.6%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.677%, Variable to 5/1/21 (Put Date), 5/1/36(2)	$2,500	$2,520,075
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/29	660	815,496

		$3,335,571

Special Tax Revenue — 2.8%
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/24	$1,000	$1,254,670
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,070,005
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22	1,000	1,209,660
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	850,244
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,418,900
Mesa, AZ, 5.00%, 7/1/27	1,850	1,922,557
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,933,488
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,459,086
Thornton Development Authority, CO, 5.00%, 12/1/24	300	371,289
Thornton Development Authority, CO, 5.00%, 12/1/25	160	198,997

		$14,688,896

Transportation — 13.7%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$6,285,150
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/32	7,000	8,427,580
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,202,250
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,199,710
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,095,020
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,832,375
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,888,920
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,171,660
Florida Department of Transportation, 5.00%, 7/1/25	900	1,015,371
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,251,750
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,234,210
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	2,177,180
Kansas Department of Transportation, 5.00%, 9/1/27	3,715	4,807,321
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,308,936
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,505,705

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Louisiana Transportation Authority, 5.00%, 8/15/32	$1,090	$1,329,462
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,120,480
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,202,350
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,350	1,506,452
North Texas Tollway Authority, 5.00%, 1/1/26	4,800	5,934,000
North Texas Tollway Authority, 5.00%, 1/1/27	11,500	14,090,720
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,878,325

		$72,464,927

Water and Sewer — 8.8%
Auburn Water Works Board, AL, 5.00%, 9/1/33	$1,640	$2,007,294
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/31	150	182,632
Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/32	375	475,777
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	484,890
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,921,169
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	380,595
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	600	740,922
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,254,120
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,737,218
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	440	493,746
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	555,479
Mobile, AL, Water & Sewer Commissioners, 5.00%, 1/1/29	1,705	2,060,919
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	277,973
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/29	410	474,001
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,445,181
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,150,900
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,400,553
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	54,984
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	1,045	1,303,470
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,200,220
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	1,000	1,149,960
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	43,102
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	95	118,208

17	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/27	$1,500	$1,851,255
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,356,223
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	613,307
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	250	316,067
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/30	1,000	1,294,070
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/31	1,000	1,289,720
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/32	655	841,223
Westminster, CO, Water and Wastewater Revenue, 5.00%, 12/1/33	800	1,023,136
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	2,071,625
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/33	2,200	2,567,642
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/34	1,850	2,150,218
Wisconsin, Clean Water Revenue, 5.00%, 6/1/27	2,650	3,327,923

		$46,615,722

Total Tax-Exempt Municipal Securities — 93.1% (identified cost $460,690,646)		$493,042,259

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value

Education — 0.6%
University of North Carolina at Chapel Hill, 1.998%, 12/1/22	$3,000	$3,059,790

		$3,059,790

Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$625	$665,594

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	$625	$660,331

		$1,325,925

Total Taxable Municipal Securities — 0.8% (identified cost $4,246,713)		$4,385,715

Total Investments — 93.9% (identified cost $464,937,359)		$497,427,974

Other Assets, Less Liabilities — 6.1%		$32,311,453

Net Assets — 100.0%		$529,739,427

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.8%
California	11.8%
Others, representing less than 10% individually	67.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.01% to 2.1% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2016.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

18	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Statements of Assets and Liabilities (Unaudited)

	July 31, 2016
Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investments —
Identified cost	$505,682,454	$464,937,359
Unrealized appreciation	19,490,484	32,490,615
Investments, at value	$525,172,938	$497,427,974
Cash	$23,114,145	$42,252,351
Interest receivable	5,155,921	3,884,479
Receivable for investments sold	4,762,674	6,725,000
Receivable for Fund shares sold	554,237	1,509,940
Receivable from affiliate	—	33,386
Total assets	$558,759,915	$551,833,130

Liabilities
Payable for when-issued securities	$14,833,040	$20,804,970
Payable for Fund shares redeemed	942,083	378,848
Distributions payable	109,130	461,859
Payable to affiliates:
Investment adviser and administration fee	252,642	267,014
Distribution and service fees	116,804	47,657
Accrued expenses	134,370	133,355
Total liabilities	$16,388,069	$22,093,703
Net Assets	$542,371,846	$529,739,427

Sources of Net Assets
Paid-in capital	$520,599,192	$496,774,251
Accumulated net realized gain	2,358,787	484,002
Accumulated distributions in excess of net investment income	(76,617)	(9,441)
Net unrealized appreciation	19,490,484	32,490,615
Net Assets	$542,371,846	$529,739,427

Class A Shares
Net Assets	$227,429,847	$64,497,340
Shares Outstanding	21,236,774	5,080,545
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.71	$12.69
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.96	$12.98

Class C Shares
Net Assets	$80,720,285	$40,212,437
Shares Outstanding	7,554,412	3,168,608
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.69	$12.69

Class I Shares
Net Assets	$234,221,714	$425,029,650
Shares Outstanding	21,864,652	33,450,495
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.71	$12.71

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2016
Investment Income	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Interest	$5,549,780	$6,056,643
Total investment income	$5,549,780	$6,056,643

Expenses
Investment adviser and administration fee	$1,453,059	$1,462,448
Distribution and service fees
Class A	280,360	76,918
Class C	411,774	196,259
Trustees’ fees and expenses	14,313	13,839
Custodian fee	64,067	56,381
Transfer and dividend disbursing agent fees	91,886	126,477
Legal and accounting services	26,200	28,420
Printing and postage	11,776	13,423
Registration fees	30,068	38,365
Miscellaneous	15,002	13,418
Total expenses	$2,398,505	$2,025,948
Deduct —
Allocation of expenses to affiliate	$—	$168,186
Total expense reductions	$—	$168,186

Net expenses	$—	$1,857,762

Net investment income	$3,151,275	$4,198,881

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,333,372	$2,326,014
Net realized gain	$2,333,372	$2,326,014
Change in unrealized appreciation (depreciation) —
Investments	$283,409	$7,879,359
Net change in unrealized appreciation (depreciation)	$283,409	$7,879,359

Net realized and unrealized gain	$2,616,781	$10,205,373

Net increase in net assets from operations	$5,768,056	$14,404,254

20	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Statements of Changes in Net Assets

	Six Months Ended July 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
From operations —
Net investment income	$3,151,275	$4,198,881
Net realized gain from investment transactions	2,333,372	2,326,014
Net change in unrealized appreciation (depreciation) from investments	283,409	7,879,359
Net increase in net assets from operations	$5,768,056	$14,404,254
Distributions to shareholders —
From net investment income
Class A	$(1,353,538)	$(487,785)
Class C	(188,779)	(164,241)
Class I	(1,618,269)	(3,541,837)
From net realized gain
Class A	(654,917)	—
Class C	(235,534)	—
Class I	(669,221)	—
Total distributions to shareholders	$(4,720,258)	$(4,193,863)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$26,396,044	$7,246,219
Class C	3,285,632	5,012,016
Class I	48,636,045	122,850,606
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,711,162	335,548
Class C	357,603	77,433
Class I	1,617,006	1,064,022
Cost of shares redeemed
Class A	(28,352,948)	(5,583,806)
Class C	(8,120,039)	(4,430,037)
Class I	(34,447,693)	(54,637,757)
Net increase in net assets from Fund share transactions	$11,082,812	$71,934,244

Net increase in net assets	$12,130,610	$82,144,635

Net Assets
At beginning of period	$530,241,236	$447,594,792
At end of period	$542,371,846	$529,739,427

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(76,617)	$(9,441)

21	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2016
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
From operations —
Net investment income	$6,577,707	$7,061,181
Net realized gain from investment transactions	4,720,936	733,109
Net change in unrealized appreciation (depreciation) from investments	(5,164,823)	4,175,864
Net increase in net assets from operations	$6,133,820	$11,970,154
Distributions to shareholders —
From net investment income
Class A	$(2,845,425)	$(975,578)
Class C	(470,233)	(323,197)
Class I	(3,248,960)	(5,753,014)
From net realized gain
Class A	(1,306,849)	—
Class C	(503,130)	—
Class I	(1,230,184)	—
Total distributions to shareholders	$(9,604,781)	$(7,051,789)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$39,218,612	$18,169,588
Class C	6,508,955	9,644,872
Class I	58,154,928	168,248,497
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,515,265	658,017
Class C	814,295	153,605
Class I	3,088,035	1,532,108
Cost of shares redeemed
Class A	(58,041,680)	(16,841,322)
Class C	(27,847,837)	(8,820,903)
Class I	(83,949,742)	(99,243,744)
Net increase (decrease) in net assets from Fund share transactions	$(58,539,169)	$73,500,718

Net increase (decrease) in net assets	$(62,010,130)	$78,419,083

Net Assets
At beginning of year	$592,251,366	$369,175,709
At end of year	$530,241,236	$447,594,792

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(67,306)	$(14,459)

22	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$10.690		$10.740		$10.580		$10.660		$10.810		$10.230

Income (Loss) From Operations
Net investment income	$0.064		$0.134		$0.122		$0.081		$0.060		$0.078
Net realized and unrealized gain (loss)	0.051		0.011	(1)	0.173		(0.069)		0.069		0.626

Total income from operations	$0.115		$0.145		$0.295		$0.012		$0.129		$0.704

Less Distributions
From net investment income	$(0.064)		$(0.133)		$(0.119)		$(0.077)		$(0.054)		$(0.078)
From net realized gain	(0.031)		(0.062)		(0.016)		(0.015)		(0.225)		(0.046)

Total distributions	$(0.095)		$(0.195)		$(0.135)		$(0.092)		$(0.279)		$(0.124)

Net asset value — End of period	$10.710		$10.690		$10.740		$10.580		$10.660		$10.810

Total Return(2)	1.08	%(3)	1.38%		2.80%		0.12%		1.20%		6.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$227,430		$227,242		$243,950		$331,625		$515,694		$492,264
Ratios (as a percentage of average daily net assets):
Expenses	0.89	%(4)	0.89	%(5)	0.90	%(5)	0.90	%(5)	0.88	%(6)	0.89	%(5)
Net investment income	1.20	%(4)	1.26%		1.12%		0.72%		0.54%		0.74%
Portfolio Turnover	22	%(3)	47%		33%		82%		72%		80%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Expenses after custodian fee reduction were 0.87% for the year ended January 31, 2013.

23	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$10.660		$10.720		$10.560		$10.640		$10.820		$10.240

Income (Loss) From Operations
Net investment income (loss)	$0.024	(1)	$0.054	(1)	$0.040	(1)	$(0.017)		$(0.020)		$(0.001)
Net realized and unrealized gain (loss)	0.061		0.001	(2)	0.175		(0.048)		0.065		0.629

Total income (loss) from operations	$0.085		$0.055		$0.215		$(0.065)		$0.045		$0.628

Less Distributions
From net investment income	$(0.024)		$(0.053)		$(0.039)		$(0.000	)(3)	$—		$(0.002)
From net realized gain	(0.031)		(0.062)		(0.016)		(0.015)		(0.225)		(0.046)

Total distributions	$(0.055)		$(0.115)		$(0.055)		$(0.015)		$(0.225)		$(0.048)

Net asset value — End of period	$10.690		$10.660		$10.720		$10.560		$10.640		$10.820

Total Return(4)	0.71	%(5)	0.53%		2.04%		(0.61)%		0.41%		6.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,720		$85,043		$106,273		$142,087		$223,992		$185,291
Ratios (as a percentage of average daily net assets):
Expenses	1.65	%(6)	1.65	%(7)	1.65	%(7)	1.65	%(7)	1.63	%(8)	1.64	%(7)
Net investment income (loss)	0.46	%(6)	0.51%		0.37%		(0.03)%		(0.21)%		(0.01)%
Portfolio Turnover	22	%(5)	47%		33%		82%		72%		80%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Expenses after custodian fee reduction were 1.62% for the year ended January 31, 2013.

24	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$10.690		$10.750		$10.590		$10.660		$10.810		$10.230

Income (Loss) From Operations
Net investment income	$0.077		$0.161		$0.145		$0.107		$0.088		$0.105
Net realized and unrealized gain (loss)	0.051		0.001	(1)	0.177		(0.059)		0.068		0.626

Total income from operations	$0.128		$0.162		$0.322		$0.048		$0.156		$0.731

Less Distributions
From net investment income	$(0.077)		$(0.160)		$(0.146)		$(0.103)		$(0.081)		$(0.105)
From net realized gain	(0.031)		(0.062)		(0.016)		(0.015)		(0.225)		(0.046)

Total distributions	$(0.108)		$(0.222)		$(0.162)		$(0.118)		$(0.306)		$(0.151)

Net asset value — End of period	$10.710		$10.690		$10.750		$10.590		$10.660		$10.810

Total Return(2)	1.21	%(3)	1.54%		3.06%		0.46%		1.45%		7.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$234,222		$217,956		$242,029		$227,375		$336,597		$310,609
Ratios (as a percentage of average daily net assets):
Expenses	0.64	%(4)	0.64	%(5)	0.65	%(5)	0.65	%(5)	0.63	%(6)	0.64	%(5)
Net investment income	1.45	%(4)	1.51%		1.37%		0.97%		0.79%		0.99%
Portfolio Turnover	22	%(3)	47%		33%		82%		72%		80%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Expenses after custodian fee reduction were 0.62% for the year ended January 31, 2013.

25	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$12.430		$12.320		$11.600		$11.840		$11.780		$10.380

Income (Loss) From Operations
Net investment income	$0.100		$0.199		$0.191		$0.141		$0.097		$0.152
Net realized and unrealized gain (loss)	0.259		0.110		0.720		(0.197)		0.231		1.451

Total income (loss) from operations	$0.359		$0.309		$0.911		$(0.056)		$0.328		$1.603

Less Distributions
From net investment income	$(0.099)		$(0.199)		$(0.191)		$(0.141)		$(0.097)		$(0.152)
From net realized gain	—		—		—		(0.043)		(0.171)		(0.051)

Total distributions	$(0.099)		$(0.199)		$(0.191)		$(0.184)		$(0.268)		$(0.203)

Net asset value — End of period	$12.690		$12.430		$12.320		$11.600		$11.840		$11.780

Total Return(1)	2.90	%(2)	2.57%		7.91%		(0.44)%		2.79%		15.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,497		$61,227		$58,616		$68,873		$115,170		$67,785
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.90	%(4)	0.90	%(5)	0.92	%(5)	0.95	%(5)	0.96	%(6)	0.95	%(5)
Net investment income	1.59	%(4)	1.65%		1.60%		1.16%		0.80%		1.14%
Portfolio Turnover	16	%(2)	62%		77%		145%		103%		125%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.09%, 0.08%, 0.05%, 0.05% and 0.16% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would be lower.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Expenses after custodian fee reduction were 0.95% for the year ended January 31, 2013.

26	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$12.430		$12.310		$11.600		$11.830		$11.780		$10.380

Income (Loss) From Operations
Net investment income	$0.052		$0.109		$0.102		$0.051		$0.008		$0.071
Net realized and unrealized gain (loss)	0.260		0.120		0.709		(0.184)		0.225		1.451

Total income (loss) from operations	$0.312		$0.229		$0.811		$(0.133)		$0.233		$1.522

Less Distributions
From net investment income	$(0.052)		$(0.109)		$(0.101)		$(0.054)		$(0.012)		$(0.071)
From net realized gain	—		—		—		(0.043)		(0.171)		(0.051)

Total distributions	$(0.052)		$(0.109)		$(0.101)		$(0.097)		$(0.183)		$(0.122)

Net asset value — End of period	$12.690		$12.430		$12.310		$11.600		$11.830		$11.780

Total Return(1)	2.52	%(2)	1.88%		7.02%		(1.10)%		1.98%		14.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,212		$38,737		$37,435		$34,434		$57,816		$25,215
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.65	%(4)	1.65	%(5)	1.67	%(5)	1.70	%(5)	1.71	%(6)	1.70	%(5)
Net investment income	0.84	%(4)	0.90%		0.85%		0.40%		0.04%		0.45%
Portfolio Turnover	16	%(2)	62%		77%		145%		103%		125%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.09%, 0.08%, 0.05%, 0.05% and 0.16% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would be lower.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Expenses after custodian fee reduction were 1.70% for the year ended January 31, 2013.

27	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$12.440		$12.330		$11.610		$11.850		$11.790		$10.380

Income (Loss) From Operations
Net investment income	$0.115		$0.230		$0.221		$0.169		$0.127		$0.181
Net realized and unrealized gain (loss)	0.270		0.110		0.720		(0.197)		0.231		1.461

Total income (loss) from operations	$0.385		$0.340		$0.941		$(0.028)		$0.358		$1.642

Less Distributions
From net investment income	$(0.115)		$(0.230)		$(0.221)		$(0.169)		$(0.127)		$(0.181)
From net realized gain	—		—		—		(0.043)		(0.171)		(0.051)

Total distributions	$(0.115)		$(0.230)		$(0.221)		$(0.212)		$(0.298)		$(0.232)

Net asset value — End of period	$12.710		$12.440		$12.330		$11.610		$11.850		$11.790

Total Return(1)	3.11	%(2)	2.82%		8.17%		(0.19)%		3.05%		15.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$425,030		$347,631		$273,125		$183,648		$253,476		$107,826
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.65	%(4)	0.65	%(5)	0.67	%(5)	0.70	%(5)	0.71	%(6)	0.70	%(5)
Net investment income	1.83	%(4)	1.90%		1.84%		1.41%		1.04%		1.58%
Portfolio Turnover	16	%(2)	62%		77%		145%		103%		125%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Not annualized.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.09%, 0.08%, 0.05%, 0.05% and 0.16% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would be lower.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Expenses after custodian fee reduction were 0.70% for the year ended January 31, 2013.

28	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Eaton Vance TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

29

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2016, the Intermediate-Term Municipal Bond Fund, for federal income tax purposes, had deferred capital losses of $1,848,013 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2016, $1,848,013 are short-term.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Aggregate cost	$505,662,027	$464,928,106

Gross unrealized appreciation	$19,536,885	$32,508,310
Gross unrealized depreciation	(25,974)	(8,442)

Net unrealized appreciation	$19,510,911	$32,499,868

30

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Up to $500 million	0.55%	0.60%
$500 million up to $1 billion	0.54%	0.60%

On average daily net assets of $1 billion or more, the rates are reduced. For the six months ended July 31, 2016, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investment Adviser and Administration Fee	$1,453,059	$1,462,448
Effective Annual Rate	0.55%	0.60%

For Intermediate-Term Municipal Bond Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2017. Pursuant to this agreement, EVM was allocated $168,186 of Intermediate-Term Municipal Bond Fund’s operating expenses for the six months ended July 31, 2016.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2016 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

EVM’s Sub-Transfer Agent Fees	$1,652	$815
EVD’s Class A Sales Charges	$2,355	$4,486

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2016 for Class A shares amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A Distribution and Service Fees	$280,360	$76,918

31

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2016, the Funds paid or accrued to EVD the following distribution fees:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Distribution Fees	$308,830	$147,194

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2016 amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Service Fees	$102,944	$49,065

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares of Intermediate-Term Municipal Bond Fund may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Prior to September 30, 2015, Class A shares of Short-Term Municipal Bond Fund may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares of Short-Term Municipal Bond Fund was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A	$3,000	$—
Class C	$2,000	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2016 were as follows:

Short-Term Municipal Bond Fund
	Purchases	Sales

Investments (non-U.S. Government)	$132,576,693	$83,191,483
U.S. Government and Agency Securities	10,627,846	31,280,451

	$143,204,539	$114,471,934

32

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
	Purchases	Sales

Investments (non-U.S. Government)	$139,427,857	$71,056,808
U.S. Government and Agency Securities	—	1,710,902

	$139,427,857	$72,767,710

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2016 (Unaudited)
	Class A	Class C	Class I

Sales	2,469,130	307,889	4,549,574
Issued to shareholders electing to receive payments of distributions in Fund shares	160,203	33,559	151,312
Redemptions	(2,653,243)	(761,572)	(3,222,454)

Net increase (decrease)	(23,910)	(420,124)	1,478,432

	Year Ended January 31, 2016
	Class A	Class C	Class I

Sales	3,692,417	614,437	5,474,879
Issued to shareholders electing to receive payments of distributions in Fund shares	331,352	77,003	290,986
Redemptions	(5,469,970)	(2,630,812)	(7,901,448)

Net decrease	(1,446,201)	(1,939,372)	(2,135,583)

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2016 (Unaudited)
	Class A	Class C	Class I

Sales	575,318	399,880	9,783,896
Issued to shareholders electing to receive payments of distributions in Fund shares	26,717	6,167	84,530
Redemptions	(445,827)	(353,961)	(4,352,577)

Net increase	156,208	52,086	5,515,849

	Year Ended January 31, 2016
	Class A	Class C	Class I

Sales	1,504,143	794,505	13,865,982
Issued to shareholders electing to receive payments of distributions in Fund shares	54,287	12,677	126,241
Redemptions	(1,392,567)	(730,661)	(8,210,542)

Net increase	165,863	76,521	5,781,681

33

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2016.

On September 2, 2016, the Funds renewed their line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$501,825,669	$—	$501,825,669
Taxable Municipal Securities	—	21,309,049	—	21,309,049
Corporate Bonds & Notes	—	2,038,220	—	2,038,220

Total Investments	$—	$525,172,938	$—	$525,172,938

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$493,042,259	$—	$493,042,259
Taxable Municipal Securities	—	4,385,715	—	4,385,715

Total Investments	$—	$497,427,974	$—	$497,427,974

The Funds held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

TABS Short-Term Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

35

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

TABS Short-Term Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance TABS Intermediate-Term Municipal Bond Fund and Eaton Vance TABS Short-Term Municipal Bond Fund (together, with Eaton Vance TABS Intermediate-Term Municipal Bond Fund, the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

36

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

TABS Short-Term Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three and five-year periods ended September 30, 2015 for Eaton Vance TABS Intermediate-Term Municipal Bond Fund and comparative performance data for the one-, three-, five- and ten-year periods for Eaton Vance TABS Short-Term Municipal Bond Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

37

Eaton Vance

TABS Municipal Bond Funds

July 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7786 7.31.16

Eaton Vance

TABS Laddered Municipal Bond Funds

Semiannual Report

July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2016

Eaton Vance

TABS Laddered Municipal Bond Funds

Performance and Fund Profile

TABS 1-to-10 Year Laddered Municipal Bond Fund	2
TABS 10-to-20 Year Laddered Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	31

Important Notices	32

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2016

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	1.77%	4.83%	—	4.76%
Class A with 4.75% Maximum Sales Charge	—	—	–3.11	–0.12	—	0.73
Class C at NAV	05/04/2015	05/04/2015	1.29	3.95	—	3.91
Class C with 1% Maximum Sales Charge	—	—	0.29	2.95	—	3.91
Class I at NAV	05/04/2015	05/04/2015	1.89	5.20	—	5.11
Barclays Short–Intermediate 1–10 Year Municipal Bond Index	—	—	1.58%	3.98%	2.92%	3.44%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.10%	2.85%	1.85%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.11%	0.30%	1.36%
SEC 30-day Yield				0.66	–0.12	0.94

Fund Profile

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2016

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	4.90%	11.62%	—	10.64%
Class A with 4.75% Maximum Sales Charge	—	—	–0.09	6.36	—	6.39
Class C at NAV	05/04/2015	05/04/2015	4.52	10.87	—	9.89
Class C with 1% Maximum Sales Charge	—	—	3.52	9.87	—	9.89
Class I at NAV	05/04/2015	05/04/2015	5.04	11.93	—	10.95
Barclays 15 Year Municipal Bond Index	—	—	3.79%	8.89%	6.35%	7.66%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				4.00%	4.75%	3.75%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.06%	1.30%	2.31%
SEC 30-day Yield				1.33	0.65	1.64

Fund Profile

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Short–Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12–17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.70	$3.26	**	0.65%
Class C	$1,000.00	$1,012.90	$7.01	**	1.40%
Class I	$1,000.00	$1,018.90	$2.01	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.27	**	0.65%
Class C	$1,000.00	$1,017.90	$7.02	**	1.40%
Class I	$1,000.00	$1,022.90	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Fund Expenses — continued

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,049.00	$3.31	**	0.65%
Class C	$1,000.00	$1,045.20	$7.12	**	1.40%
Class I	$1,000.00	$1,050.40	$2.04	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.27	**	0.65%
Class C	$1,000.00	$1,017.90	$7.02	**	1.40%
Class I	$1,000.00	$1,022.90	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 93.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.6%
Idaho Bond Bank Authority, 4.25%, 9/15/16	$30	$30,146
Maine Municipal Bond Bank, (Maine Department of Transportation), 4.00%, 9/1/16	50	50,161
Maine Municipal Bond Bank, (TransCap Program), 5.00%, 9/1/17	50	52,414
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	39,802
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	27,922

		$200,445

Education — 10.3%
Cumberland County Municipal Authority, PA, (Dickinson College), 4.00%, 11/1/17	$30	$31,285
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	50	54,545
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	112,498
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	304,905
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/26	200	256,580
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	73,516
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.25%, 10/1/17	65	69,375
Ohio University, 5.00%, 12/1/16	25	25,378
Red River Education Financing Corp., TX, (Texas Christian University), 4.00%, 3/15/18	145	152,871
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	161,052
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/22	165	199,399
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	153,646
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	194,776
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	218,170
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	311,577
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	170,058
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	174,235
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	296,157
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	301,107
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	118,220
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	121,452

		$3,500,802

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 5.2%
JEA, FL, Electric System Revenue, 5.00%, 10/1/16	$40	$40,316
Lower Colorado River Authority, TX, 5.00%, 5/15/17	25	25,862
North Carolina Municipal Power Agency Number 1, (Catawba), 4.00%, 1/1/18	75	78,617
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	202,575
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/19 (Put Date), 12/1/45(1)	225	240,311
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/20 (Put Date), 12/1/45(1)	250	270,050
San Antonio, TX, Electric and Gas Systems, 5.00%, 2/1/17	35	35,814
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	275,833
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	50	56,793
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	232,894
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	312,687

		$1,771,752

General Obligations — 24.4%
Campton Township, IL, 5.00%, 12/15/19	$75	$84,865
Campton Township, IL, 5.00%, 12/15/22	200	240,328
Campton Township, IL, 5.00%, 12/15/23	105	128,231
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	92,692
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/17	45	46,456
Collin County, TX, 4.50%, 2/15/17	35	35,777
Colorado Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/16	25	25,018
Connecticut, 1.19%, 5/15/17(1)	75	75,166
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	75	77,813
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/20	100	109,890
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	280,517
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	52,324
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	61,782
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	62,592
Decatur, IL, 5.00%, 3/1/20	100	112,958
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/17	110	115,075
Dorchester County, SC, 3.00%, 4/1/17	35	35,602
Dublin City School District, OH, 4.00%, 12/1/17	60	62,813
Erie County, PA, 4.00%, 9/1/17	25	25,908
Frisco Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/17	30	30,440
Houston Independent School District, TX, 4.00%, 2/15/17	75	76,456
Illinois, 5.00%, 1/1/18	150	157,423

7	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 7/1/22	$70	$78,716
Illinois, 5.00%, 8/1/24	100	111,226
Illinois, 5.00%, 3/1/25	100	110,113
Illinois, 5.00%, 8/1/25	300	331,536
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	65,712
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/17	40	40,791
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	38,151
Lake County Community Consolidated School District No. 50, IL, 3.00%, 1/1/17	125	126,236
Lake County Community Consolidated School District No. 50, IL, 4.00%, 1/1/18	150	156,795
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	250	290,207
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	58,934
Lake County Forest Preserve District, IL, 3.00%, 12/15/26	100	107,777
Lake County Forest Preserve District, IL, 5.00%, 12/15/23(2)	100	123,963
Lakeland, FL, 5.00%, 10/1/19	50	56,196
Lakeland, FL, 5.00%, 10/1/21	50	58,936
Lakeland, FL, 5.00%, 10/1/22	100	120,067
Lakeland, FL, 5.00%, 10/1/24	50	62,097
Little Rock School District, AR, 3.00%, 2/1/23	100	105,838
Little Rock School District, AR, 3.00%, 2/1/24	250	264,605
Little Rock School District, AR, 3.00%, 2/1/25	250	262,990
Live Oak, TX, 3.00%, 8/1/16	285	285,040
Macomb County, MI, 4.00%, 5/1/23	50	57,991
Maryland, 5.50%, 3/1/17	40	41,194
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	305,407
Mecklenburg County, NC, 5.00%, 8/1/16	75	75,019
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/18	50	49,329
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	50	48,804
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	48,106
New York, NY, 1.09%, 2/15/19(1)	100	99,907
New York, NY, 1.12%, 2/15/20(1)	100	99,859
Palisades School District, PA, 4.00%, 9/1/18	30	32,030
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	54,239
Port Arthur Independent School District, TX, 5.00%, 2/15/22	250	299,272
Ramsey County, MN, 4.00%, 2/1/17	25	25,449
Schaumburg, IL, 4.00%, 12/1/19	40	44,132
Schertz-Cibolo-Universal City Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/26	250	292,932

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Seattle, WA, 4.00%, 3/1/17	$40	$40,850
Somerset County, NJ, 2.00%, 7/15/19	150	155,728
Toms River, NJ, 4.00%, 12/1/20	100	112,653
Toms River, NJ, 4.00%, 12/1/21	200	229,224
Toms River, NJ, 4.00%, 12/1/22	325	377,146
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	31,754
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	33,412
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	34,416
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	65	75,010
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	35	39,936
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	365,248
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	120,562
Will County Forest Preservation District, IL, 5.25%, 12/15/16	75	76,367
Will County, IL, 4.00%, 11/15/19	30	33,056
Winnebago County, IL, 5.00%, 12/30/20	100	116,122

		$8,261,206

Hospital — 9.4%
Berks County Municipal Authority, PA, (Reading Hospital and Medical Center), 4.25%, 11/1/16	$25	$25,239
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	100	107,126
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	34,363
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	29,006
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	30,614
Illinois Finance Authority, (Hospital Sisters Services, Inc.), 5.00%, 8/15/17	30	31,318
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/17	50	50,793
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	103,168
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	26,858
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/17	50	52,086
Monroeville Finance Authority, PA, (UPMC), 4.00%, 2/15/17	50	50,946
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	58,736
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 4.00%, 10/1/16	25	25,142
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	250	321,480

8	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 4.00%, 7/1/17	$50	$51,478
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	72,584
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	104,581
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	37,276
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	106,476
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/17	90	91,698
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	42,488
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	26,555
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/16	50	50,397
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	32,444
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/23	35	43,186
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	50	52,091
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	82,408
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	45,048
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	191,243
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	108,382
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	268,356
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	174,090
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	236,082
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/19	200	219,374
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	150	178,206
Wisconsin Health and Educational Facilities Authority, (Gundersen Lutheran), 3.00%, 10/15/16	25	25,128

		$3,186,446

Housing — 0.6%
Virginia Housing Development Authority, 2.40%, 5/1/26	$200	$207,050

		$207,050

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.2%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$26,796
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	28,313

		$55,109

Insured – Escrowed / Prerefunded — 0.7%
Adams 12 Five Star Schools, Adams County and City and County of Broomfield, CO, (NPFG), Prerefunded to 12/15/16, 0.00%, 12/15/19	$100	$86,713
Glendale, AZ, Water and Sewer Revenue, (AGM), Prerefunded to 1/1/18, 5.00%, 7/1/21	25	26,568
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	100	112,996

		$226,277

Insured – General Obligations — 5.7%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	$50	$62,677
Central Greene School District, PA, (BAM), 5.00%, 2/15/17	200	204,576
Central Greene School District, PA, (BAM), 5.00%, 2/15/18	25	26,578
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	220,154
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	32,235
New Britain, CT, (BAM), 5.00%, 3/1/23	150	181,513
New Britain, CT, (BAM), 5.00%, 3/1/24	150	184,842
New Britain, CT, (BAM), 5.00%, 3/1/25	150	187,342
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	107,108
Rockford, IL, (AGM), 3.00%, 12/15/16	100	100,943
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	52,062
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	52,991
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	53,504
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	54,051
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/19	100	102,393
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/20	100	102,826
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/21	100	102,913
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/23	100	102,300

		$1,931,008

Insured – Hospital — 1.0%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$250	$341,617

		$341,617

9	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 2.1%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$284,060
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	81,616
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	118,444
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	221,121

		$705,241

Insured – Other Revenue — 0.1%
Schertz/Seguin Local Government Corp., TX, (BAM), 3.00%, 2/1/17	$25	$25,287

		$25,287

Insured – Special Tax Revenue — 0.2%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$50	$63,236

		$63,236

Insured – Water and Sewer — 2.2%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,594
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	27,199
Central Weber Sewer Improvement District, UT, (AGC), 4.00%, 3/1/17	35	35,679
Cleveland, OH, Water Revenue, (NPFG), 5.00%, 1/1/17	25	25,464
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/17	150	153,488
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	156,408
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/20	150	160,698
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/22	150	162,649

		$747,179

Lease Revenue / Certificates of Participation — 5.8%
Colorado, (UCDHSC Fitzsimons Academic Projects), 4.00%, 11/1/16	$50	$50,454
Highlands County School Board, FL, 5.00%, 3/1/18	50	53,169
Highlands County School Board, FL, 5.00%, 3/1/19	150	165,052
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	227,948
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	367,683
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	248,732
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	110,376

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	$100	$120,481
South Dakota Building Authority, 5.00%, 6/1/25	85	107,584
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	162,106
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	267,542
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	28,283
Washington, (State Board for Community and Technical Colleges), 4.00%, 7/1/17	30	30,923
Wisconsin, 5.00%, 9/1/17	25	26,186

		$1,966,519

Other Revenue — 3.3%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$119,104
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	221,262
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	184,039
West Virginia School Building Authority, Lottery Revenue, 3.00%, 7/1/17	85	86,969
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/22	100	122,142
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	124,344
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	126,692
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	128,213

		$1,112,765

Senior Living / Life Care — 3.2%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 3.00%, 10/1/17	$50	$51,012
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	50	53,930
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	54,951
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	59,830
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	71,389
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	72,060
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	58,364

10	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	$100	$120,728
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 4.00%, 12/1/23	55	62,721
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/24	100	122,854
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	31,419
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	57,062
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,889
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	106,857
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	54,743
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	27,309
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	54,341

		$1,090,459

Special Tax Revenue — 8.2%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$52,622
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	200	219,252
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	238,080
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	216,279
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	28,839
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	56,791
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	33,276
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/17	50	51,226
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/18	45	47,860
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	76,829
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	40,974
Houston Convention & Entertainment Facilities Department, TX, 4.00%, 9/1/17	75	77,665
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/17	50	51,438
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	124,658
Southlake Parks Development Corp., TX, 3.00%, 2/15/18	25	25,883

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Thornton Development Authority, CO, 2.00%, 12/1/19	$200	$205,076
Thornton Development Authority, CO, 3.00%, 12/1/21	125	134,527
Thornton Development Authority, CO, 3.00%, 12/1/22	100	107,721
Thornton Development Authority, CO, 4.00%, 12/1/18	245	261,447
Thornton Development Authority, CO, 4.00%, 12/1/20	100	111,211
Thornton Development Authority, CO, 5.00%, 12/1/23	150	182,598
Thornton Development Authority, CO, 5.00%, 12/1/25	75	93,280
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/18	100	106,437
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	113,109
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	58,879
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	71,942

		$2,787,899

Transportation — 4.8%
Atlanta, GA, Airport Passenger Facility Charge Revenue, 5.00%, 1/1/17	$45	$45,866
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	45	51,122
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	58,394
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	31,426
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	125,937
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	70,205
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	58,792
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	100	125,175
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	114,308
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	120,254
North Texas Tollway Authority, 5.00%, 1/1/26	200	247,250
Oklahoma Turnpike Authority, 5.00%, 1/1/17	25	25,485
Port of Everett, WA, 3.00%, 12/1/18(2)	200	209,900
Port of Everett, WA, 4.00%, 12/1/20(2)	200	223,442
Southeastern Pennsylvania Transportation Authority, 5.00%, 6/1/17	60	62,171
VIA Metropolitan Transit Advanced Transportation District, TX, 4.00%, 8/1/16	50	50,010

		$1,619,737

Water and Sewer — 5.9%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$70,104
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/21	50	58,976

11	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/24	$100	$124,404
Clear Lake City Water Authority, TX, 3.00%, 3/1/17	25	25,351
Clear Lake City Water Authority, TX, 4.00%, 3/1/18	95	99,981
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/18	100	109,629
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	85,315
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	426,850
District of Columbia Water and Sewer Authority, 5.00%, 10/1/17	150	157,851
Fort Worth, TX, Water and Sewer System, 4.00%, 2/15/17	25	25,485
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/16	75	75,458
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	116,616
Northeast Ohio Regional Sewer District, 5.00%, 11/15/16	25	25,336
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/24	130	151,611
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/25	185	213,581
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	251,728

		$2,018,276

Total Tax-Exempt Investments — 93.9% (identified cost $30,876,895)		$31,818,310

Short-Term Investments — 6.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(3)	$2,156	$2,156,094

Total Short-Term Investments (identified cost $2,156,094)		$2,156,094

Total Investments — 100.2% (identified cost $33,032,989)		$33,974,404

Other Assets, Less Liabilities — (0.2)%		$(79,996)

Net Assets — 100.0%		$33,894,408

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	17.4%
Illinois	12.9%
Florida	11.7%
Pennsylvania	10.3%
Others, representing less than 10% individually	41.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.8% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(2)	When-issued security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

12	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 89.2%

Security	Principal Amount (000’s omitted)	Value

Education — 4.3%
Clemson University, SC, 4.00%, 5/1/32	$200	$228,351
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	123,665

		$352,016

Electric Utilities — 6.1%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/33	$125	$141,620
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	50	55,582
South Carolina Public Service Authority, 5.00%, 12/1/36	250	304,207

		$501,409

General Obligations — 32.5%
Austin Community College District, TX, 4.00%, 8/1/29(1)	$100	$116,679
Burleson Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/35	125	141,681
Burleson Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/36	200	225,964
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	118,319
Clark County, NV, 4.00%, 7/1/30	75	84,881
Decatur City Board of Education, AL, 4.00%, 2/1/35	100	110,380
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	50	63,044
Grand Ledge Public Schools, MI, 5.00%, 5/1/32	50	61,392
Grand Ledge Public Schools, MI, 5.00%, 5/1/33	40	48,957
Guilford County, NC, 5.00%, 2/1/28	50	64,918
Illinois, 5.00%, 3/1/25	100	110,113
Illinois, 5.00%, 2/1/26	50	56,220
Illinois, 5.50%, 7/1/26	50	57,289
Lakeland, FL, 5.00%, 10/1/29	100	121,290
Lakeland, FL, 5.00%, 10/1/31	100	120,330
Massachusetts, 4.00%, 7/1/33	125	143,994
Prosper, TX, 4.00%, 2/15/30(1)	100	113,155
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	195,312
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/30(1)	50	58,901
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31(1)	50	58,499
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/32(1)	50	58,149
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/33(1)	50	57,902

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/34(1)	$50	$57,606
Williamson County, TX, 4.00%, 2/15/29	150	175,444
Williamson County, TX, 4.00%, 2/15/30	100	116,318
Williamson County, TX, 4.50%, 2/15/32(1)	125	150,799

		$2,687,536

Hospital — 5.9%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$61,376
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	59,698
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	127,672
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/32	100	122,071
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	100	121,710

		$492,527

Insured – General Obligations — 13.5%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/28	$100	$115,165
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	100	114,597
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	150	185,571
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	150	76,678
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/34	150	72,905
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	300	138,465
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	166,590
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	124,561
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	122,394

		$1,116,926

Insured – Special Tax Revenue — 2.4%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$196,484

		$196,484

Lease Revenue / Certificates of Participation — 5.1%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$166,460

13	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	$150	$189,798
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	62,863

		$419,121

Senior Living / Life Care — 10.1%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$301,962
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	123,373
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	122,325
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	175,392
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	113,193

		$836,245

Special Tax Revenue — 5.5%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$274,151
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	58,444
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	100	126,052

		$458,647

Water and Sewer — 3.8%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	$50	$61,558
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	50	61,149
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/31	50	60,878
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/32	50	60,653
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	74,642

		$318,880

Total Tax-Exempt Investments — 89.2% (identified cost $6,826,322)		$7,379,791

Short-Term Investments — 18.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$1,527	$1,527,490

Total Short-Term Investments (identified cost $1,527,490)		$1,527,490

Total Investments — 107.6% (identified cost $8,353,812)		$8,907,281

Other Assets, Less Liabilities — (7.6)%		$(631,403)

Net Assets — 100.0%		$8,275,878

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.6%
California	11.9%
Others, representing less than 10% individually	62.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 14.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 12.2% of total investments.

(1)	When-issued security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
PSF	–	Permanent School Fund

14	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Statements of Assets and Liabilities (Unaudited)

	July 31, 2016
Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Unaffiliated investments, at value (identified cost, $30,876,895 and $6,826,322, respectively)	$31,818,310	$7,379,791
Affiliated investment, at value (identified cost, $2,156,094 and $1,527,490, respectively)	2,156,094	1,527,490
Interest receivable	324,480	60,149
Interest receivable from affiliated investment	1,055	673
Receivable for Fund shares sold	200,534	6,500
Receivable from affiliate	9,885	12,328
Total assets	$34,510,358	$8,986,931

Liabilities
Payable for when-issued securities	$556,225	$668,554
Payable for Fund shares redeemed	9,811	853
Distributions payable	535	—
Payable to affiliates:
Investment adviser and administration fee	8,995	2,173
Distribution and service fees	1,068	446
Accrued expenses	39,316	39,027
Total liabilities	$615,950	$711,053
Net Assets	$33,894,408	$8,275,878

Sources of Net Assets
Paid-in capital	$32,960,274	$7,709,789
Accumulated net realized gain (loss)	(6,904)	10,949
Accumulated undistributed (distributions in excess of) net investment income	(377)	1,671
Net unrealized appreciation	941,415	553,469
Net Assets	$33,894,408	$8,275,878

Class A Shares
Net Assets	$2,900,172	$577,861
Shares Outstanding	277,371	52,532
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.46	$11.00
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.98	$11.55

Class C Shares
Net Assets	$589,691	$405,405
Shares Outstanding	56,411	36,834
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.45	$11.01

Class I Shares
Net Assets	$30,404,545	$7,292,612
Shares Outstanding	2,904,599	662,749
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.47	$11.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2016
Investment Income	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Interest	$286,625	$101,025
Interest allocated from affiliated investment	3,594	2,178
Expenses allocated from affiliated investment	(108)	(66)
Total investment income	$290,111	$103,137

Expenses
Investment adviser and administration fee	$50,072	$10,968
Distribution and service fees
Class A	3,046	554
Class C	1,568	1,473
Trustees’ fees and expenses	1,099	445
Custodian fee	11,720	8,469
Transfer and dividend disbursing agent fees	1,170	611
Legal and accounting services	16,947	17,831
Printing and postage	2,950	2,075
Registration fees	25,699	25,638
Miscellaneous	5,566	5,106
Total expenses	$119,837	$73,170
Deduct —
Allocation of expenses to affiliate	$52,726	$57,493
Total expense reductions	$52,726	$57,493

Net expenses	$67,111	$15,677

Net investment income	$223,000	$87,460

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(10,981)	$10,712
Net realized gain (loss)	$(10,981)	$10,712
Change in unrealized appreciation (depreciation) —
Investments	$377,826	$233,509
Net change in unrealized appreciation (depreciation)	$377,826	$233,509

Net realized and unrealized gain	$366,845	$244,221

Net increase in net assets from operations	$589,845	$331,681

16	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Statements of Changes in Net Assets

	Six Months Ended July 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
From operations —
Net investment income	$223,000	$87,460
Net realized gain (loss) from investment transactions	(10,981)	10,712
Net change in unrealized appreciation (depreciation) from investments	377,826	233,509
Net increase in net assets from operations	$589,845	$331,681
Distributions to shareholders —
From net investment income
Class A	$(14,495)	$(5,177)
Class C	(643)	(2,360)
Class I	(207,769)	(79,923)
Total distributions to shareholders	$(222,907)	$(87,460)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,501,380	$459,894
Class C	562,659	201,000
Class I	3,113,677	1,481,269
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,242	5,177
Class C	643	2,360
Class I	207,574	79,920
Cost of shares redeemed
Class A	(479,283)	(245,855)
Class C	(5,015)	(315)
Class I	(706,794)	(28,028)
Net increase in net assets from Fund share transactions	$4,206,083	$1,955,422

Net increase in net assets	$4,573,021	$2,199,643

Net Assets
At beginning of period	$29,321,387	$6,076,235
At end of period	$33,894,408	$8,275,878

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(377)	$1,671

17	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Statements of Changes in Net Assets — continued

	Period Ended January 31, 2016
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund(1)	10-to-20 Year Laddered Fund(1)
From operations —
Net investment income	$104,198	$109,007
Net change in unrealized appreciation (depreciation) from investments	563,589	319,960
Net increase in net assets from operations	$667,787	$428,967
Distributions to shareholders —
From net investment income
Class A	$(3,224)	$(570)
Class C	(18)	(512)
Class I	(100,894)	(107,925)
Total distributions to shareholders	$(104,136)	$(109,007)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,901,066	$343,198
Class C	26,700	186,600
Class I	27,569,077	5,120,002
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,574	570
Class C	18	512
Class I	100,894	107,925
Cost of shares redeemed
Class A	(91,337)	(2,532)
Class I	(751,256)	—
Net increase in net assets from Fund share transactions	$28,757,736	$5,756,275

Net increase in net assets	$29,321,387	$6,076,235

Net Assets
At beginning of period	$—	$—
At end of period	$29,321,387	$6,076,235

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(470)	$1,671

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

18	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Financial Highlights

	1-to-10 Year Laddered Fund — Class A
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.340		$10.000

Income (Loss) From Operations
Net investment income	$0.062		$0.070
Net realized and unrealized gain	0.120		0.340

Total income from operations	$0.182		$0.410

Less Distributions
From net investment income	$(0.062)		$(0.070)

Total distributions	$(0.062)		$(0.070)

Net asset value — End of period	$10.460		$10.340

Total Return(2)	1.77	%(3)	4.12	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,900		$1,838
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(5)	0.65	%(5)
Net investment income	1.19	%(5)	0.89	%(5)
Portfolio Turnover	2	%(3)	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.34% and 1.45% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.340		$10.000

Income (Loss) From Operations
Net investment income	$0.023		$0.015
Net realized and unrealized gain	0.110		0.340

Total income from operations	$0.133		$0.355

Less Distributions
From net investment income	$(0.023)		$(0.015)

Total distributions	$(0.023)		$(0.015)

Net asset value — End of period	$10.450		$10.340

Total Return(2)	1.29	%(3)	3.55	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$590		$27
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.40	%(5)	1.40	%(5)
Net investment income	0.41	%(5)	0.19	%(5)
Portfolio Turnover	2	%(3)	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.34% and 1.45% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.350		$10.000

Income (Loss) From Operations
Net investment income	$0.075		$0.090
Net realized and unrealized gain	0.120		0.350

Total income from operations	$0.195		$0.440

Less Distributions
From net investment income	$(0.075)		$(0.090)

Total distributions	$(0.075)		$(0.090)

Net asset value — End of period	$10.470		$10.350

Total Return(2)	1.89	%(3)	4.42	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,405		$27,456
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(5)	0.40	%(5)
Net investment income	1.46	%(5)	1.14	%(5)
Portfolio Turnover	2	%(3)	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.34% and 1.45% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.610		$10.000

Income (Loss) From Operations
Net investment income	$0.127		$0.192
Net realized and unrealized gain	0.390		0.610

Total income from operations	$0.517		$0.802

Less Distributions
From net investment income	$(0.127)		$(0.192)

Total distributions	$(0.127)		$(0.192)

Net asset value — End of period	$11.000		$10.610

Total Return(2)	4.90	%(3)	8.11	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$578		$345
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(5)	0.65	%(5)
Net investment income	2.34	%(5)	2.28	%(5)
Portfolio Turnover	3	%(3)	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.67% and 3.35% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.620		$10.000

Income (Loss) From Operations
Net investment income	$0.087		$0.134
Net realized and unrealized gain	0.391		0.619

Total income from operations	$0.478		$0.753

Less Distributions
From net investment income	$(0.088)		$(0.133)

Total distributions	$(0.088)		$(0.133)

Net asset value — End of period	$11.010		$10.620

Total Return(2)	4.52	%(3)	7.58	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$405		$192
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.40	%(5)	1.40	%(5)
Net investment income	1.59	%(5)	1.59	%(5)
Portfolio Turnover	3	%(3)	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.67% and 3.35% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

23	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I
	Six Months Ended July 31, 2016 (Unaudited)		Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.610		$10.000

Income (Loss) From Operations
Net investment income	$0.140		$0.217
Net realized and unrealized gain	0.391		0.607

Total income from operations	$0.531		$0.824

Less Distributions
From net investment income	$(0.141)		$(0.214)

Total distributions	$(0.141)		$(0.214)

Net asset value — End of period	$11.000		$10.610

Total Return(2)	5.04	%(3)	8.33	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,293		$5,540
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(5)	0.40	%(5)
Net investment income	2.61	%(5)	2.81	%(5)
Portfolio Turnover	3	%(3)	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.67% and 3.35% of average daily net assets for the six months ended July 31, 2016 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund) and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Funds’ investment in Cash Reserves Fund reflects the Funds’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

25

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Aggregate cost	$33,028,818	$8,353,575

Gross unrealized appreciation	$948,314	$553,706
Gross unrealized depreciation	(2,728)	—

Net unrealized appreciation	$945,586	$553,706

26

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Up to $1 billion	0.32%	0.32%

On average daily net assets of $1 billion or more, the rates are reduced. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended July 31, 2016, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Investment Adviser and Administration Fee	$50,072	$10,968
Effective Annual Rate	0.32%	0.32%

EVM has agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2017. Pursuant to these agreements, EVM was allocated $52,726 and $57,493 of operating expenses of the 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund, respectively, for the six months ended July 31, 2016.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2016 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

EVM’s Sub-Transfer Agent Fees	$105	$129
EVD’s Class A Sales Charges	$2,370	$255

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2016 for Class A shares amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A Distribution and Service Fees	$3,046	$554

27

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2016, the Funds paid or accrued to EVD the following distribution fees:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Distribution Fees	$1,176	$1,105

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2016 amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Service Fees	$392	$368

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2016, the Funds were informed that EVD received no CDSC paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2016 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Purchases	$4,770,453	$1,953,475
Sales	$454,323	$185,934

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

1-to-10 Year Laddered Fund
	Six Months Ended July 31, 2016 (Unaudited)
	Class A	Class C	Class I

Sales	144,649	54,195	299,378
Issued to shareholders electing to receive payments of distributions in Fund shares	1,082	62	19,968
Redemptions	(46,232)	(485)	(68,191)

Net increase	99,499	53,772	251,155

28

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

	Period Ended January 31, 2016(1)
	Class A	Class C	Class I

Sales	186,590	2,637	2,718,110
Issued to shareholders electing to receive payments of distributions in Fund shares	251	2	9,870
Redemptions	(8,969)	—	(74,536)

Net increase	177,872	2,639	2,653,444

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

10-to-20 Year Laddered Fund
	Six Months Ended July 31, 2016 (Unaudited)
	Class A	Class C	Class I

Sales	42,462	18,586	135,935
Issued to shareholders electing to receive payments of distributions in Fund shares	479	218	7,391
Redemptions	(22,876)	(28)	(2,555)

Net increase	20,065	18,776	140,771

	Period Ended January 31, 2016(1)
	Class A	Class C	Class I

Sales	32,658	18,009	511,455
Issued to shareholders electing to receive payments of distributions in Fund shares	54	49	10,523
Redemptions	(245)	—	—

Net increase	32,467	18,058	521,978

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

At July 31, 2016, EVM owned 70.9% and 68.7% of the value of the outstanding shares of the 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund, respectively.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2016.

On September 2, 2016, the Funds renewed their line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

29

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$31,818,310	$—	$31,818,310
Short-Term Investments	—	2,156,094	—	2,156,094

Total Investments	$—	$33,974,404	$—	$33,974,404

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$7,379,791	$—	$7,379,791
Short-Term Investments	—	1,527,490	—	1,527,490

Total Investments	$—	$8,907,281	$—	$8,907,281

The Funds held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

19417 7.31.16

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Semiannual Report

July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2016

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Officers and Trustees	38

Important Notices	39

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	3.58%	9.11%	7.77%	7.83%
Class A with 4.75% Maximum Sales Charge	—	—	–1.35	3.96	6.74	7.02
Class C at NAV	02/01/2010	02/01/2010	3.19	8.28	6.94	7.02
Class C with 1% Maximum Sales Charge	—	—	2.19	7.28	6.94	7.02
Class I at NAV	02/01/2010	02/01/2010	3.71	9.39	8.02	8.08
Barclays 10 Year Municipal Bond Index	—	—	3.00%	7.55%	5.33%	5.47%
Barclays 15 Year Municipal Bond Index	—	—	3.79	8.89	6.35	6.14

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.84%	1.59%	0.59%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.32%	0.54%	1.57%
SEC 30-day Yield				0.94	0.22	1.23

Fund Profile5

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective April 15, 2015, the Fund changed its investment objective and investment strategy to invest at least 80% of its net assets in municipal obligations with final maturities of between five and fifteen years, the interest on which is exempt from regular federal income tax. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.80	$3.29	**	0.65%
Class C	$1,000.00	$1,031.90	$7.07	**	1.40%
Class I	$1,000.00	$1,037.10	$2.03	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.27	**	0.65%
Class C	$1,000.00	$1,017.90	$7.02	**	1.40%
Class I	$1,000.00	$1,022.90	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $454,745,907)	$469,752,220
Receivable for Fund shares sold	5,031,678
Receivable from affiliate	29,241
Total assets	$474,813,139

Liabilities
Payable for Fund shares redeemed	$537,444
Distributions payable	65,135
Payable to affiliates:
Distribution and service fees	70,640
Accrued expenses	28,229
Total liabilities	$701,448
Net Assets	$474,111,691

Sources of Net Assets
Paid-in capital	$459,441,050
Accumulated net realized loss	(336,036)
Accumulated undistributed net investment income	364
Net unrealized appreciation from Portfolio	15,006,313
Total	$474,111,691

Class A Shares
Net Assets	$143,752,981
Shares Outstanding	11,435,158
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.57
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$13.20

Class C Shares
Net Assets	$51,379,922
Shares Outstanding	4,089,175
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.56

Class I Shares
Net Assets	$278,978,788
Shares Outstanding	22,207,231
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2016
Interest	$697,948
Interest allocated from Portfolio	2,462,830
Expenses allocated from Portfolio	(439,258)
Total investment income	$2,721,520

Expenses
Investment adviser and administration fee	$100,346
Distribution and service fees
Class A	120,531
Class C	172,712
Trustees’ fees and expenses	250
Custodian fee	15,771
Transfer and dividend disbursing agent fees	64,361
Legal and accounting services	12,739
Printing and postage	13,168
Registration fees	54,660
Miscellaneous	7,323
Total expenses	$561,861
Deduct —
Allocation of expenses to affiliate	$75,671
Total expense reductions	$75,671

Net expenses	$486,190

Net investment income	$2,235,330

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(363,178)
Net realized gain (loss) allocated from Portfolio —
Investment transactions	19,831
Net realized loss	$(343,347)
Change in unrealized appreciation (depreciation) —
Investments	$(561,144)
Change in unrealized appreciation (depreciation) allocated from Portfolio —
Investments	10,416,799
Net change in unrealized appreciation (depreciation)	$9,855,655

Net realized and unrealized gain	$9,512,308

Net increase in net assets from operations	$11,747,638

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
From operations —
Net investment income	$2,235,330	$1,390,139
Net realized gain (loss) from investment transactions	(343,347)	242,678
Net change in unrealized appreciation (depreciation) from investments	9,855,655	3,039,964
Net increase in net assets from operations	$11,747,638	$4,672,781
Distributions to shareholders —
From net investment income
Class A	$(653,660)	$(329,422)
Class C	(102,080)	(66,229)
Class I	(1,478,633)	(991,001)
Total distributions to shareholders	$(2,234,373)	$(1,386,652)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$101,781,268	$47,284,535
Class C	32,660,020	16,087,672
Class I	200,686,492	110,427,907
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	611,577	291,754
Class C	76,714	51,405
Class I	1,226,262	555,234
Cost of shares redeemed
Class A	(13,319,664)	(4,689,559)
Class C	(1,016,001)	(278,363)
Class I	(23,264,215)	(33,511,271)
Net increase in net assets from Fund share transactions	$299,442,453	$136,219,314
Other capital —
Portfolio transaction fee contributed to Portfolio	$(279,512)	$—
Portfolio transaction fee allocated from Portfolio	287,711	—
Net increase in net assets from other capital	$8,199	$—

Net increase in net assets	$308,963,917	$139,505,443

Net Assets
At beginning of period	$165,147,774	$25,642,331
At end of period	$474,111,691	$165,147,774

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$364	$(593)

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Financial Highlights

	Class A
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$12.220		$12.080		$10.800		$11.560		$11.710		$9.810

Income (Loss) From Operations
Net investment income	$0.086		$0.240		$0.293		$0.235		$0.182		$0.249
Net realized and unrealized gain (loss)	0.350		0.140		1.280		(0.407)		0.582		1.929

Total income (loss) from operations	$0.436		$0.380		$1.573		$(0.172)		$0.764		$2.178

Less Distributions
From net investment income	$(0.086)		$(0.240)		$(0.293)		$(0.235)		$(0.182)		$(0.249)
From net realized gain	—		—		—		(0.353)		(0.732)		(0.029)

Total distributions	$(0.086)		$(0.240)		$(0.293)		$(0.588)		$(0.914)		$(0.278)

Net asset value — End of period	$12.570		$12.220		$12.080		$10.800		$11.560		$11.710

Total Return(1)	3.58	%(2)	3.23%		14.75%		(1.25)%		6.55%		22.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$143,753		$51,806		$7,909		$5,362		$14,340		$16,143
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.65	%(5)	0.67	%(6)	0.92	%(6)	0.96	%(7)	0.96	%(7)	0.95	%(6)
Net investment income	1.35	%(5)	1.93%		2.59%		1.89%		1.53%		1.57%
Portfolio Turnover of the Portfolio(8)	0	%(2)(9)	—		—		—		—		—
Portfolio Turnover of the Fund	6	%(2)(10)	41%		122%		280%		211%		239%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.06%, 0.18%, 0.56%, 0.49%, 0.35% and 1.21% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Expenses after custodian fee reduction were 0.95% and 0.95% for the years ended January 31, 2014 and 2013, respectively.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	Amount is less than 0.5%.

(10)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$12.210		$12.070		$10.790		$11.550		$11.710		$9.810

Income (Loss) From Operations
Net investment income	$0.039		$0.152		$0.208		$0.152		$0.093		$0.172
Net realized and unrealized gain (loss)	0.350		0.138		1.280		(0.406)		0.573		1.929

Total income (loss) from operations	$0.389		$0.290		$1.488		$(0.254)		$0.666		$2.101

Less Distributions
From net investment income	$(0.039)		$(0.150)		$(0.208)		$(0.153)		$(0.094)		$(0.172)
From net realized gain	—		—		—		(0.353)		(0.732)		(0.029)

Total distributions	$(0.039)		$(0.150)		$(0.208)		$(0.506)		$(0.826)		$(0.201)

Net asset value — End of period	$12.560		$12.210		$12.070		$10.790		$11.550		$11.710

Total Return(1)	3.19	%(2)	2.45%		13.92%		(1.99)%		5.76%		21.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,380		$18,594		$2,390		$2,132		$4,764		$547
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.40	%(5)	1.42	%(6)	1.67	%(6)	1.71	%(7)	1.71	%(7)	1.70	%(6)
Net investment income	0.59	%(5)	1.17%		1.85%		1.22%		0.66%		1.36%
Portfolio Turnover of the Portfolio(8)	0	%(2)(9)	—		—		—		—		—
Portfolio Turnover of the Fund	6	%(2)(10)	41%		122%		280%		211%		239%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.06%, 0.18%, 0.56%, 0.49%, 0.36% and 1.21% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Expenses after custodian fee reduction were 1.70% and 1.70% for the years ended January 31, 2014 and 2013, respectively.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	Amount is less than 0.5%.

(10)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$12.210		$12.070		$10.790		$11.550		$11.710		$9.810

Income (Loss) From Operations
Net investment income	$0.102		$0.270		$0.322		$0.262		$0.212		$0.274
Net realized and unrealized gain (loss)	0.350		0.140		1.280		(0.407)		0.572		1.929

Total income (loss) from operations	$0.452		$0.410		$1.602		$(0.145)		$0.784		$2.203

Less Distributions
From net investment income	$(0.102)		$(0.270)		$(0.322)		$(0.262)		$(0.212)		$(0.274)
From net realized gain	—		—		—		(0.353)		(0.732)		(0.029)

Total distributions	$(0.102)		$(0.270)		$(0.322)		$(0.615)		$(0.944)		$(0.303)

Net asset value — End of period	$12.560		$12.210		$12.070		$10.790		$11.550		$11.710

Total Return(1)	3.71	%(2)	3.49%		15.05%		(1.02)%		6.82%		22.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$278,979		$94,748		$15,344		$9,690		$10,347		$25,848
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.40	%(5)	0.42	%(6)	0.67	%(6)	0.71	%(7)	0.71	%(7)	0.70	%(6)
Net investment income	1.59	%(5)	2.21%		2.83%		2.41%		1.83%		2.05%
Portfolio Turnover of the Portfolio(8)	0	%(2)(9)	—		—		—		—		—
Portfolio Turnover of the Fund	6	%(2)(10)	41%		122%		280%		211%		239%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Not annualized.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.06%, 0.18%, 0.56%, 0.49%, 0.34% and 1.21% of average daily net assets for the six months ended July 31, 2016 and the years ended January 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Expenses after custodian fee reduction were 0.70% and 0.70% for the years ended January 31, 2014 and 2013, respectively.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	Amount is less than 0.5%.

(10)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Effective March 28, 2016, the Fund began investing all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.1% at July 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. Prior to March 28, 2016, the Fund invested directly in securities. The accounting policies followed by the Fund were consistent with the Portfolio’s accounting policies.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities prior to March 28, 2016 was recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Prior to March 28, 2016, realized gains and losses on investments sold were determined on the basis of identified cost.

11

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion, and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the period from March 28, 2016 through July 31, 2016, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

Prior to the Fund’s investment in the Portfolio on March 28, 2016, the investment adviser and administration fee was earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee was computed at an annual rate of 0.32% of the Fund’s average daily net assets up to $1 billion, and was payable monthly. On net assets of $1 billion and over, the annual fee was reduced. For the period from February 1, 2016 through March 28, 2016, the Fund’s investment adviser and administration fee amounted to $100,346 or 0.32% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2017. Pursuant to this agreement, EVM was allocated $75,671 of the Fund’s operating expenses for the six months ended July 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2016, EVM earned $959 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $79,721 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2016 amounted to $120,531 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2016, the Fund paid or accrued to EVD $129,771 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of

12

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2016 amounted to $42,941 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2016, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $70,756,772 and $10,616,505, respectively, for the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

7  Investment Transactions

As of the opening of business on March 28, 2016, the Fund transferred all of its investable assets, with a value of $233,676,903, including unrealized appreciation of $4,589,514, to the Portfolio in exchange for an interest in the Portfolio. Additional increases and decreases in the Fund’s investment in the Portfolio aggregated $224,040,618 and $433,702, respectively, for the period from March 28, 2016 to July 31, 2016. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statements of Changes in Net Assets.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	8,224,108	3,956,094
Issued to shareholders electing to receive payments of distributions in Fund shares	49,224	24,501
Redemptions	(1,077,635)	(396,079)

Net increase	7,195,697	3,584,516

Class C	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	2,642,807	1,343,893
Issued to shareholders electing to receive payments of distributions in Fund shares	6,182	4,331
Redemptions	(82,409)	(23,618)

Net increase	2,566,580	1,324,606

13

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016

Sales	16,235,527	9,264,169
Issued to shareholders electing to receive payments of distributions in Fund shares	98,700	46,646
Redemptions	(1,885,298)	(2,823,714)

Net increase	14,448,929	6,487,101

14

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 90.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,127

		$56,127

Education — 5.7%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$618,430
Alabama Public School and College Authority, 5.00%, 5/1/24	500	630,730
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	413,462
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/21	500	584,505
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	620,325
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	250,776
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	718,646
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	497,484
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,237,820
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	923,775
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	306,528
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,193,930
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	790,289
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	517,836
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	285,739
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	550,373
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	475,109
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	674,433
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	695,548
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	680	857,983
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/27	1,205	1,504,973
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/28	1,365	1,697,350
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	690	812,551
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	835,034
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	500	577,035
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	343,176
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	340,473
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	794,044

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	$175	$210,110
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	274,384
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	239,172
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	119,636
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	182,484
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	513,919
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/21	120	141,770
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	148,192
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	126,268
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	468,600
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	321,873
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	947,347
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	939,322
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,239,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	623,121
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	304,903
Western Michigan University, 5.00%, 11/15/24	500	634,660

		$27,183,918

Electric Utilities — 3.2%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,236,310
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	625,960
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,251,450
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	125,406
Marquette Board of Light and Power, MI, 5.00%, 7/1/21	350	413,199
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	277,339
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	552,361
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	590,919
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	435,138
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	989,721
Minnesota Municipal Power Agency, 5.00%, 10/1/21(2)	225	267,845
Minnesota Municipal Power Agency, 5.00%, 10/1/22(2)	200	242,670
Minnesota Municipal Power Agency, 5.00%, 10/1/23(2)	230	284,588
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	639,560

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	$1,000	$1,269,790
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	590,230
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	600,315
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	620,100
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	144,696
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	372,237
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	315,805
South Carolina Public Service Authority, 5.00%, 12/1/26	1,000	1,284,900
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	500	582,235
Springfield, IL, Electric System Revenue, 5.00%, 3/1/22	500	594,970
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	250	308,590
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	250	306,410
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	250	303,493
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	309,233

		$15,535,470

Escrowed / Prerefunded — 0.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$27,318
Washington State University, Prerefunded to 4/1/19, 5.00%, 4/1/32	15	16,732
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	616,870

		$660,920

General Obligations — 36.0%
Addison, TX, 5.00%, 2/15/26	$270	$330,299
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	358,175
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	529,744
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	322,116
Alaska, 5.00%, 8/1/30	1,000	1,246,110
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	2,000	2,364,820
Anchorage, AK, 5.00%, 9/1/23	750	932,542
Anchorage, AK, 5.00%, 9/1/24	750	951,420

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, 5.00%, 9/1/25	$750	$967,575
Anchorage, AK, 5.00%, 9/1/27	780	988,892
Arkansas, 4.00%, 6/1/28	500	585,390
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	589,570
Avon, OH, 4.00%, 12/1/31	590	684,058
Belding Area Schools, MI, 5.00%, 5/1/28	250	313,398
Belding Area Schools, MI, 5.00%, 5/1/30	250	309,828
Birmingham Public Schools, MI, 4.00%, 11/1/21(2)	500	574,285
Birmingham Public Schools, MI, 4.00%, 11/1/22(2)	300	349,995
Birmingham Public Schools, MI, 4.00%, 11/1/23(2)	1,325	1,568,601
Brookline, MA, 4.00%, 3/1/30	435	518,933
Brookline, MA, 4.00%, 3/1/31	250	296,785
Burlington, VT, 5.00%, 11/1/21	600	714,192
Burlington, VT, 5.00%, 11/1/22	450	546,691
Burlington, VT, 5.00%, 11/1/23	450	555,264
Burlington, VT, 5.00%, 11/1/24	400	501,080
Burlington, VT, 5.00%, 11/1/25	400	506,780
Burlington, VT, 5.00%, 11/1/26	250	320,643
Burlington, VT, 5.00%, 11/1/27	225	286,218
Burlington, VT, 5.00%, 11/1/28	370	467,088
California, 4.00%, 9/1/26	750	919,680
California, 4.00%, 9/1/27	740	897,931
California, 4.00%, 9/1/28	750	902,355
California, 4.00%, 9/1/31	500	584,475
Central Dauphin School District, PA, 5.00%, 2/1/29	500	627,585
Clark County School District, NV, 5.00%, 6/15/22	500	606,595
Clark County School District, NV, 5.00%, 6/15/23	500	617,230
Clark County School District, NV, 5.00%, 6/15/24	500	627,600
Clark County School District, NV, 5.00%, 6/15/25	500	635,385
Clark County School District, NV, 5.00%, 6/15/29	250	313,395
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,131,830
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	848,872
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	750	841,552
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	116,931
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,175,570
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	873,315
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	142,431
Deer Valley Unified School District No. 97, AZ, 2.00%, 7/1/22	250	260,893
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	310,860
Delaware County, OH, 1.50%, 12/1/21	130	133,530
Delaware County, OH, 1.50%, 12/1/22	110	112,273
Delaware County, OH, 4.00%, 12/1/27	150	177,329
Delaware County, OH, 4.00%, 12/1/28	255	298,281

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Delaware County, OH, 4.00%, 12/1/29	$175	$203,086
Denton, TX, 5.00%, 2/15/29	1,595	2,025,937
Denton, TX, 5.00%, 2/15/31	1,360	1,712,893
Dowagiac Union School District, MI, 4.00%, 5/1/21	350	395,395
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	371,764
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	406,182
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	293,663
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	742,934
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	414,484
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,281,400
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,735,035
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,880	2,370,436
Edgewood City School District, OH, 5.25%, 12/1/33	500	615,945
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,348,630
Edinburg, TX, 5.00%, 3/1/21	330	385,565
Edinburg, TX, 5.00%, 3/1/22	1,215	1,449,143
Edinburg, TX, 5.00%, 3/1/23	1,235	1,498,759
Edinburg, TX, 5.00%, 3/1/24	815	1,006,924
Edinburg, TX, 5.00%, 3/1/25	310	388,573
Elgin, IL, 3.00%, 12/15/22	1,410	1,535,913
Elgin, IL, 3.00%, 12/15/23	1,645	1,797,985
Elgin, IL, 3.00%, 12/15/24	1,770	1,938,044
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	613,785
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,187,480
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,238,535
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	633,275
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	944,677
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	643,240
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	78,924
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,072,302
Illinois, 5.00%, 2/1/23	500	565,400
Illinois, 5.00%, 3/1/24	200	221,378
Illinois, 5.00%, 2/1/26	950	1,068,170
Illinois, 5.50%, 7/1/26	200	229,156
Issaquah School District No. 411, WA, 4.00%, 12/1/31	2,000	2,324,560
Jourdanton Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/21	530	579,576
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	179,623
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	400,187

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	$340	$405,637
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	667,981
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	607,370
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/21	180	212,600
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	209,019
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	214,366
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/24	100	107,437
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	660,056
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	487,051
Kent, WA, 4.00%, 12/1/29	1,000	1,152,860
Kent, WA, 4.00%, 12/1/30	1,000	1,149,850
Kyle, TX, 4.00%, 8/15/21	250	284,595
Kyle, TX, 4.00%, 8/15/30	500	568,915
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,242,905
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	500	580,415
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24(2)	1,000	1,190,670
Lake County, FL, 5.00%, 6/1/28	650	805,168
Lakeland, FL, 5.00%, 10/1/25	635	791,547
Lakeland, FL, 5.00%, 10/1/28	1,500	1,828,905
Lakeland, FL, 5.00%, 10/1/30	1,000	1,207,650
Lakewood, OH, 4.00%, 12/1/29	500	578,465
Lakewood, OH, 4.00%, 12/1/30	400	463,040
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,837,613
Laredo Community College District, TX, 4.00%, 8/1/21	125	141,878
Laredo Community College District, TX, 4.00%, 8/1/22	240	275,650
Laredo Community College District, TX, 5.00%, 8/1/23	165	202,622
Laredo Community College District, TX, 5.00%, 8/1/24	140	174,670
Laredo Community College District, TX, 5.00%, 8/1/25	110	139,135
Laredo Community College District, TX, 5.00%, 8/1/26	320	408,304
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	649,530
Lewisville Independent School District, TX, 5.00%, 8/15/26	1,500	1,927,335
Little Rock School District, AR, 3.00%, 2/1/23	400	423,352
Little Rock School District, AR, 3.00%, 2/1/24	250	264,605
Little Rock School District, AR, 3.00%, 2/1/25	250	262,990

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Massachusetts, 5.00%, 7/1/24	$1,500	$1,914,570
Massachusetts, 5.00%, 7/1/25	1,000	1,296,110
Massachusetts, 5.00%, 7/1/26	1,000	1,315,630
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	244,934
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	370,875
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/21	1,440	1,712,923
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,217,260
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,243,060
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/28	1,580	1,997,246
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	860	997,686
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	274,650
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	551,635
Monroe, NC, Limited Obligation Bonds, 4.00%, 3/1/21	310	351,122
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	421,309
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	375	301,298
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/25	1,925	2,506,908
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	335,973
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,180,084
Olentangy Local School District, OH, 4.00%, 12/1/27	415	496,772
Olentangy Local School District, OH, 4.00%, 12/1/30	630	734,057
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	839,910
Pasadena, TX, 4.00%, 2/15/28	500	575,955
Pasadena, TX, 4.00%, 2/15/29	250	285,870
Pasadena, TX, 4.00%, 2/15/30	500	568,085
Pasadena, TX, 4.00%, 2/15/31	750	846,525
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	826,440
Pennsylvania, 4.00%, 6/15/31	885	982,040
Pennsylvania, 5.00%, 7/1/24	650	804,284
Peoria, IL, 5.00%, 1/1/27	500	617,585
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	598,545
Prince George’s County, MD, 4.00%, 7/1/28	1,000	1,198,080
Prince George’s County, MD, 4.00%, 7/1/29	1,000	1,191,080
Prince George’s County, MD, 4.00%, 7/1/30	1,000	1,186,100
Prince George’s County, MD, 4.00%, 7/1/31	1,000	1,180,160
Romeo Community Schools, MI, 5.00%, 5/1/21	750	880,087

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Romeo Community Schools, MI, 5.00%, 5/1/22	$575	$686,866
Romeo Community Schools, MI, 5.00%, 5/1/24	850	1,051,832
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,254,160
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,612,176
Romeo Community Schools, MI, 5.00%, 5/1/27	1,520	1,909,044
Romeo Community Schools, MI, 5.00%, 5/1/28	1,000	1,242,620
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,236,360
Romeo Community Schools, MI, 5.00%, 5/1/30	800	984,616
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,226,860
Rose Tree Media School District, PA, 3.00%, 2/1/20	350	374,699
Rose Tree Media School District, PA, 4.00%, 2/1/21	400	452,732
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	355,392
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	601,125
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	610,580
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	864,757
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	500	572,865
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	464,720
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	346,461
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	229,554
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	635,250
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	1,000	1,290,360
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	961,277
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	1,000	1,293,530
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	602,290
Stamford, CT, 4.00%, 8/1/27	750	898,552
Sugar Land, TX, 5.00%, 2/15/26	555	718,570
Texas, (Texas Transportation Commission), 5.00%, 4/1/28	1,750	2,254,910
Texas, (Texas Transportation Commission), 5.00%, 4/1/29	2,000	2,562,700
Trussville, AL, 5.00%, 10/1/31	250	300,058
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	603,386
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	622,448
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	635,633

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	$570	$660,818
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	679,798
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	482,623
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	517,974
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	552,667
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	593,566
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	620,533
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,531,200
Vestavia Hills, AL, 4.00%, 2/1/24	1,235	1,451,780
Vestavia Hills, AL, 4.00%, 2/1/25	550	651,370
Vestavia Hills, AL, 4.00%, 2/1/26	1,000	1,193,570
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31(2)	560	655,189
Washington, 5.00%, 8/1/21	2,000	2,394,680
Washington, 5.00%, 8/1/22	1,000	1,225,130
Washington, 5.00%, 8/1/23	1,000	1,248,640
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	374,332
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	136,968
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	133,958
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	653,512
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	188,193
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	179,490
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,368,410
West Chester Township, OH, 4.00%, 12/1/27	400	473,628
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	842,572
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	839,895
Williamson County, TX, 5.00%, 2/15/28	300	375,240

		$172,386,501

Hospital — 8.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$291,690

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$310,085
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	113,345
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	45,769
Harris County Hospital District, TX, 5.00%, 2/15/27(2)	700	882,672
Harris County Hospital District, TX, 5.00%, 2/15/28(2)	1,500	1,875,930
Harris County Hospital District, TX, 5.00%, 2/15/29(2)	1,500	1,865,685
Harris County Hospital District, TX, 5.00%, 2/15/30(2)	1,000	1,237,240
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	889,755
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	117,935
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	184,394
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	315,240
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	313,075
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	309,382
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	730,380
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	307,762
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	632,595
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	627,730
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	624,175
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	259,726
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	615,905
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	305,723
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	635,275
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	637,705
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	587,490
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	597,604
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	610,060

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	$500	$618,470
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	963,640
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,268,340
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	707,256
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	893,207
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	888,132
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	650,988
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	872,788
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	125,994
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	1,600	2,044,528
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	143,013
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	677,139
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,257,870
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,252,040
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,241,350
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,231,730
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,247,210
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	300,838
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	163,346
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	284,347
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	265,592
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	363,942
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	500	614,440
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	117,475
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	239,902

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	$300	$365,493
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	620,050
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	237,608
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	67,649
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	437,916
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	422,847
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	505,524
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	383,168
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	623,025
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	500	618,000
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	500	615,525
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,455,272
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	736,021

		$41,446,002

Housing — 2.3%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$430,280
Maine Housing Authority, 2.30%, 11/15/25	190	193,515
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,185,456
New York Mortgage Agency, 1.75%, 4/1/24	500	501,790
New York Mortgage Agency, 1.95%, 10/1/25	750	752,978
New York Mortgage Agency, 2.30%, 10/1/27	750	758,250
New York Mortgage Agency, 2.40%, 10/1/28	750	756,735
New York Mortgage Agency, 2.45%, 4/1/29	750	755,025
Virginia Housing Development Authority, 1.70%, 5/1/22	895	906,832
Virginia Housing Development Authority, 1.85%, 5/1/23	920	933,496
Virginia Housing Development Authority, 1.95%, 11/1/23	295	301,938
Virginia Housing Development Authority, 2.05%, 5/1/24	340	349,697
Virginia Housing Development Authority, 2.25%, 5/1/25	470	486,422
Virginia Housing Development Authority, 2.40%, 5/1/26	520	538,330
Virginia Housing Development Authority, 2.55%, 5/1/27	930	966,595
Washington Housing Finance Commission, 2.05%, 6/1/24	310	316,476
Washington Housing Finance Commission, 2.25%, 6/1/25	455	461,830

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Washington Housing Finance Commission, 2.30%, 12/1/25	$130	$132,599
Washington Housing Finance Commission, 2.40%, 6/1/26	105	109,313

		$10,837,557

Insured – Education — 0.2%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$267,035
Kershaw County Public Schools Foundation, SC, (BAM), 3.25%, 12/1/28	250	265,827
Kershaw County Public Schools Foundation, SC, (BAM), 3.375%, 12/1/29	500	535,720

		$1,068,582

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$587,380

		$587,380

Insured – General Obligations — 1.3%
Greenwood Fifty School Facilities, Inc., SC, (Greenwood School District No. 50), (BAM), 5.00%, 12/1/21	$175	$207,426
New Britain, CT, (BAM), 5.00%, 3/1/21	1,000	1,166,910
New Britain, CT, (BAM), 5.00%, 3/1/23	550	665,549
New Britain, CT, (BAM), 5.00%, 3/1/24	550	677,754
New Britain, CT, (BAM), 5.00%, 3/1/25	400	499,580
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	304,118
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	529,004
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	222,625
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	381,091
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	481,440
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	395,193
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	714,925

		$6,245,615

Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$683,235

		$683,235

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 3.8%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$562,240
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	561,785
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	597,370
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,217,000
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	309,153
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,880,040
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,577,350
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	625,195
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,529,918
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	311,082
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	121,945
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	302,455
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	903,739
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,701,106
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	266,499
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	600,545
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	491,380
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	364,284
Pasco County School Board, FL, (BAM), 5.00%, 8/1/21	400	472,948
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	362,163
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	313,143
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	512,721
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	387,066
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	456,250
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	772,579
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	519,121
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	642,146

		$18,361,223

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$144,288
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	533,152

		$677,440

Insured – Transportation — 0.9%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/21	$825	$968,443
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	840	1,005,413
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	537,231

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$434,049
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	627,550
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	402,138
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	468,296

		$4,443,120

Insured – Water and Sewer — 0.7%
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/20	$500	$574,110
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/21	1,075	1,266,092
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	295,980
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	300,985
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	311,557
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	309,723
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	120,464

		$3,178,911

Lease Revenue / Certificates of Participation — 5.7%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$115,999
Broward County School Board, FL, 5.00%, 7/1/21	250	296,063
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,813,950
Broward County School Board, FL, 5.00%, 7/1/23	500	616,320
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,566,625
Broward County School Board, FL, 5.00%, 7/1/25	500	632,045
Broward County School Board, FL, 5.00%, 7/1/26	1,000	1,272,390
Broward County School Board, FL, 5.00%, 7/1/27	500	632,080
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,568,062
Broward County School Board, FL, 5.00%, 7/1/29	500	624,180
Broward County School Board, FL, 5.00%, 7/1/30	500	623,165
Broward County School Board, FL, 5.00%, 7/1/31	600	744,180
California Public Works Board, 4.00%, 12/1/31	1,000	1,152,100
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	306,750
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	253,946
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/21	490	564,431
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	602,653
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	160,499
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	662,134
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	693,434
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	712,691
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	732,195
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	751,851

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	$675	$778,572
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	800,807
Medina City School District, OH, 5.00%, 12/1/23	350	430,651
Medina City School District, OH, 5.00%, 12/1/24	400	496,796
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,411,357
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	617,675
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,075,522
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,194,397
South Dakota Building Authority, 5.00%, 6/1/27	635	786,422
South Dakota Building Authority, 5.00%, 6/1/28	210	261,091
South Dakota Building Authority, 5.00%, 6/1/30	200	245,836
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	918,603
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	802,627
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	609,745

		$27,527,844

Other Revenue — 1.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$357,312
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,254,360
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,247,670
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,238,790
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	736,158
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/21	500	585,825
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	807,671
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	634,840
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	625,820
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	583,370

		$8,071,816

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$58,616
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	116,168
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	285,255
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	291,823
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	297,857
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	124,289
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	654,880
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	639,993
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,435,239
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,262,162
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,755,254
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	775,109
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	598,545
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	296,442
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	301,182
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	379,103
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	267,062
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	272,009
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	588,053
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	246,240
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	311,862
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	310,225
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	306,350
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	243,954

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	$425	$516,277
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	356,176
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	240,684
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	309,575
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	539,374
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	573,895
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	595,658

		$14,949,311

Special Tax Revenue — 3.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$126,693
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/21	275	319,102
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	326,359
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	313,745
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	388,181
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	563,260
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	377,523
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	374,598
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	372,279
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	300	369,690
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	608,630
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	619,430
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	595,200
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	606,835
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	617,940
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	584,064
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	834,184
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	168,589
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/21	250	295,435
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	301,858
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/30	1,500	1,748,745
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	126,811
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	174,544

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30	$1,250	$1,483,637
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31	1,000	1,177,890
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	306,142
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	305,147
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	304,158
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	302,563

		$14,693,232

Transportation — 5.4%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$291,468
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	313,287
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	250	291,970
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	179,312
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	248,040
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	125,703
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	184,067
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	183,029
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,208,190
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	607,090
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	121,418
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/20	545	635,257
Fort Bend County, TX, Toll Road Revenue, 2.00%, 3/1/21	250	260,845
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	120,595
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	184,674
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	244,046
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	622,225
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,236,860
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	922,747
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	813,637
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	310,035
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	606,590
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	1,000	1,201,040
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	613,665
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	624,450

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	$500	$635,555
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	645,335
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,306,450
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	893,677
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	157,505
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	595,900
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	920,625
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	205,899
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	921,870
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	489,312
North Texas Tollway Authority, 5.00%, 1/1/22	1,000	1,194,840
North Texas Tollway Authority, 5.00%, 1/1/23	1,500	1,830,540
Port of Seattle, WA, 5.00%, 4/1/21	250	296,038
Port of Seattle, WA, 5.00%, 3/1/24	250	312,880
Port of Seattle, WA, 5.00%, 3/1/25	150	189,659
Port of Seattle, WA, 5.00%, 3/1/27	250	312,070
Port of Seattle, WA, 5.00%, 3/1/29	250	308,347
Rhode Island Commerce Corp., 5.00%, 6/15/21	2,000	2,350,400
Texas Transportation Commission, 5.00%, 4/1/33	50	60,897

		$25,778,039

Water and Sewer — 8.6%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$379,227
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	165	203,143
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	122,297
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/21	1,700	2,038,232
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/22	1,400	1,717,926
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,253,200
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,443,530
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/25	1,010	1,313,747
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	617,435
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	916,286
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	334,737
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29	1,025	1,381,454
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	271,204
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	219,253
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/30	500	570,080
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	566,785

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	$500	$644,090
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	114,445
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	776,496
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	483,858
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	242,589
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	293,228
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	770	892,391
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	949,454
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	298,440
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	210,467
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	776,280
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/28	500	642,690
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	639,045
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	763,116
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	518,755
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	873,382
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	695,784
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	770,473
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,281,960
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	657,511
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	2,007,856
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/24	2,000	2,559,440
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30	940	1,184,203
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	552,649
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	585,005
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	622,145
Tacoma, WA, Solid Waste Revenue, 5.00%, 12/1/31	1,250	1,548,100
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	1,100	1,303,137
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,473,475
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	485	553,244
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	347,246
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/31	250	283,455
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	218,036
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	265,010
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	268,006
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	637,679
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	689,386

		$40,971,062

Security	Principal Amount (000’s omitted)	Value

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$305,902

		$305,902

Total Tax-Exempt Investments — 90.9% (identified cost $420,535,838)		$435,649,207

Other Assets, Less Liabilities — 9.1%		$43,410,625

Net Assets — 100.0%		$479,059,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.4%
Others, representing less than 10% individually	76.5%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.5% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Unaffiliated investments, at value (identified cost, $420,535,838)	$435,649,207
Cash	51,745,427
Interest receivable	3,388,243
Receivable from affiliate	23,377
Total assets	$490,806,254

Liabilities
Payable for investments purchased	$624,075
Payable for when-issued securities	10,953,566
Payable to affiliates:
Investment adviser fee	122,656
Accrued expenses	46,125
Total liabilities	$11,746,422
Net Assets applicable to investors’ interest in Portfolio	$479,059,832

Sources of Net Assets
Investors’ capital	$463,946,463
Net unrealized appreciation	15,113,369
Total	$479,059,832

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended July 31, 2016(1)
Interest	$2,497,156
Total investment income	$2,497,156

Expenses
Investment adviser fee	$404,050
Trustees’ fees and expenses	11,404
Custodian fee	30,456
Legal and accounting services	21,741
Miscellaneous	1,010
Total expenses	$468,661
Deduct —
Allocation of expenses to affiliate	$23,377
Total expense reductions	$23,377

Net expenses	$445,284

Net investment income	$2,051,872

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$19,713
Net realized gain	$19,713
Change in unrealized appreciation (depreciation) —
Investments	$10,523,855
Net change in unrealized appreciation (depreciation)	$10,523,855

Net realized and unrealized gain	$10,543,568

Net increase in net assets from operations	$12,595,440

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2016 (Unaudited)(1)
From operations —
Net investment income	$2,051,872
Net realized gain from investment transactions	19,713
Net change in unrealized appreciation (depreciation) from investments	10,523,855
Net increase in net assets from operations	$12,595,440
Capital transactions —
Contributions	$232,950,393
Withdrawals	(454,430)
Portfolio transaction fee	291,526
Assets contributed by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund	233,676,903
Net increase in net assets from capital transactions	$466,464,392

Net increase in net assets	$479,059,832

Net Assets
At beginning of period	$—
At end of period	$479,059,832

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Supplementary Data

Ratios/Supplemental Data	Period Ended July 31, 2016 (Unaudited)(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.35	%(2)(3)
Net investment income	1.61	%(2)
Portfolio Turnover	0	%(4)(5)

Total Return	3.97	%(4)

Net assets, end of period (000’s omitted)	$479,060

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

(2)	Annualized.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the period ended July 31, 2016). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Amount is less than 0.5%.

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2016, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.1% and 1.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

30

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning income on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended July 31, 2016, the Portfolio’s investment adviser fee amounted to $404,050 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $23,377 of the Portfolio’s operating expenses for the period ended July 31, 2016.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund of $233,676,903, including net unrealized appreciation of $4,589,514, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and investments acquired in the transfer of assets as described in Note 3, aggregated $207,888,261 and $335,113, respectively, for the period ended July 31, 2016.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$420,533,125

Gross unrealized appreciation	$15,116,660
Gross unrealized depreciation	(578)

Net unrealized appreciation	$15,116,082

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or

31

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended July 31, 2016.

On September 2, 2016, the Portfolio renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$435,649,207	$—	$435,649,207

Total Investments	$—	$435,649,207	$—	$435,649,207

32

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the investment professionals in the Eaton Vance tax-advantaged bond strategies and municipal research groups in managing funds and other accounts that invest primarily in municipal bonds and employing tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

34

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

35

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Eaton Vance Management (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the Portfolio, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Portfolio;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Portfolio, as identified by an independent data provider (“comparable funds”);

•	Profitability analyses of Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the

36

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Board of Trustees’ Contract Approval — continued

Portfolio. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experiences of Eaton Vance’s tax-advantaged bond strategies and municipal research groups, which include the investment personnel who will provide services to the Portfolio, in managing other Eaton Vance Funds that invest primarily in municipal bonds employing tax-advantaged bond strategies (the “Existing Funds”). The Board considered that Eaton Vance currently manages municipal laddered portfolios for clients in separately managed accounts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory services (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Portfolio for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Funds. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Portfolio, the profits expected to be realized by the Adviser and its affiliates with respect to the Portfolio will be reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

37

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of 5-to-15 Year Laddered Municipal Bond Portfolio

James H. Evans

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

22625 7.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 19, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016